UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® Floating Rate Central Investment Portfolio

December 31, 2005

1.811346.101 FR1-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Net Assets

Floating Rate Loans (d) 87.0%
	Principal	Value
	Amount
Aerospace – 1.1%
Mid-Western Aircraft Systems, Inc. Tranche B, term loan
6.4094% 12/31/11 (b)	$1,383,050	$1,402,067
Transdigm, Inc. term loan 9.31% 11/10/11 (b)	6,000,000	5,910,000
		7,312,067
Air Transportation – 1.5%
Delta Air Lines, Inc. Tranche B, term loan 11.01%
3/16/08 (b)	1,030,000	1,068,625
United Air Lines, Inc. Tranche B, term loan 8.62%
3/31/06 (b)	2,113,734	2,119,018
US Airways Group, Inc.:
Tranche 1A, term loan 10.5269% 9/30/10 (b)	3,764,644	3,858,760
Tranche 2B, term loan 12.9269% 9/30/08 (b)	3,000,000	3,090,000
		10,136,403
Automotive 3.8%
AM General LLC Tranche B1, term loan 8.7379%
11/1/11 (b)	3,646,154	3,737,308
Delphi Corp. Tranche B, term loan 7.375% 10/8/07 (b)	5,510,000	5,585,763
Federal-Mogul Financing Trust term loan 6.875%
12/9/06 (b)	1,300,000	1,308,125
Goodyear Tire & Rubber Co.:
Tranche 1, Credit-Linked Deposit 5.6465%
4/30/10 (b)	2,060,000	2,078,025
Tranche 2, term loan 7.06% 4/30/10 (b)	1,480,000	1,492,950
Travelcenters of America, Inc. Tranche B, term loan
6.2791% 12/1/11 (b)	7,916,840	7,976,216
TRW Automotive Holdings Corp. Tranche B, term loan
5.25% 6/30/12 (b)	2,763,738	2,763,738
		24,942,125
Broadcasting – 1.9%
Entravision Communication Corp. term loan 5.55%
3/29/13 (b)	4,000,000	4,020,000
Gray Television, Inc. Tranche B, term loan 5.71%
11/22/12 (b)	827,816	832,990
Nexstar Broadcasting, Inc. Tranche B, term loan
6.1496% 10/1/12 (b)	5,777,492	5,791,936
Spanish Broadcasting System, Inc. Tranche 1, term loan
6.53% 6/10/12 (b)	1,563,188	1,580,773
		12,225,699

Quarterly Report 2

Floating Rate Loans (d) continued
	Principal	Value
	Amount
Building Materials – 0.5%
Euramax International, Inc./Euramax International
Holdings BV Tranche 1, term loan 7.2444%
6/29/12 (b)	$1,840,750	$1,822,343
Masonite International Corp. term loan 6.2107%
4/5/13 (b)	1,458,975	1,444,385
		3,266,728
Cable TV 6.0%
Adelphia Communications Corp. Tranche B, term loan
6.3041% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 9.25%
6/30/09 (b)	3,000,000	2,925,000
Charter Communications Operating LLC:
Tranche A, term loan 7.25% 4/27/10 (b)	8,630,902	8,630,902
Tranche B, term loan 7.5% 4/7/11 (b)	1,982,422	1,987,378
DIRECTV Holdings LLC Tranche B, term loan 5.87%
4/13/13 (b)	7,260,000	7,323,525
NTL Investment Holdings Ltd. Tranche B, term loan 7.14%
6/13/12 (b)	3,000,000	3,015,000
San Juan Cable, Inc. Tranche 1, term loan 6.44%
10/31/12 (b)	2,540,000	2,559,050
UPC Broadband Holding BV Tranche H2, term loan
6.8044% 9/30/12 (b)	3,940,000	3,974,475
UPC Distribution Holdings BV Tranche F, term loan
7.19% 12/31/11 (b)	4,000,000	4,055,000
WideOpenWest Illinois, Inc. Tranche B, term loan
7.3251% 6/22/11 (b)	2,580,353	2,606,156
		39,538,736
Capital Goods 1.0%
Alliance Laundry Systems LLC term loan 6.59%
1/27/12 (b)	1,770,000	1,794,338
Chart Industries, Inc. Tranche B, term loan 6.6179%
10/17/12 (b)	495,833	502,651
Flowserve Corp. term loan 6.359% 8/10/12 (b)	1,234,133	1,248,017
Hexcel Corp. Tranche B, term loan 5.9257% 3/1/12 (b)	370,000	373,238
Mueller Group, Inc. term loan 6.5392% 10/3/12 (b)	668,325	675,844
Walter Industries, Inc. term loan 6.2765% 10/3/12 (b) .	718,200	727,178
Wastequip, Inc. Tranche B1, term loan 7.009%
7/15/11 (b)	965,150	974,802
		6,296,068

3 Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (d) continued
	Principal	Value
	Amount
Chemicals – 1.4%
Basell USA, Inc.:
Tranche B2, term loan 6.9063% 8/1/13 (b)	$190,000	$192,613
Tranche C2, term loan 7.2431% 8/1/14 (b)	190,000	192,613
Celanese Holding LLC term loan 6.4943% 4/6/11 (b)	2,328,838	2,355,037
Huntsman International LLC Tranche B, term loan 6.12%
8/16/12 (b)	1,426,255	1,431,604
Mosaic Co. Tranche B, term loan 5.951% 2/21/12 (b) .	1,885,750	1,899,893
PQ Corp. term loan 6.5625% 2/11/12 (b)	3,275,250	3,308,003
		9,379,763
Consumer Products – 1.0%
Central Garden & Pet Co. Tranche B, term loan 6.1306%
5/14/09 (b)	395,965	400,915
Fender Musical Instrument Corp. Tranche B, term loan
6.47% 3/30/12 (b)	764,462	772,107
Jarden Corp. Tranche B2, term loan 6.2769%
1/24/12 (b)	358,410	358,410
Simmons Bedding Co. Tranche C, term loan 5.9577%
12/19/11 (b)	1,865,519	1,874,847
Springs Window Fashions Tranche B, term loan
7.3125% 12/30/12 (b)	3,000,000	3,000,000
		6,406,279
Containers – 1.1%
Berry Plastics Corp. term loan 6.4469% 12/2/11 (b)	945,250	957,066
Crown Holdings, Inc. Tranche B, term loan 6.0038%
11/15/12 (b)	6,350,000	6,389,688
		7,346,754
Diversified Financial Services – 0.7%
LPL Holdings, Inc. Tranche B, term loan 7.7364%
6/27/13 (b)	4,000,000	3,980,000
Newkirk Master LP Tranche B, term loan 6.0827%
8/11/08 (b)	514,334	517,549
		4,497,549

Quarterly Report 4

Floating Rate Loans (d) continued
	Principal	Value
	Amount
Diversified Media – 0.9%
NextMedia Operating, Inc.:
Tranche 1, term loan 6.3694% 11/18/12 (b)	$618,450	$622,315
Tranche 2, term loan 6.3694% 11/18/13 (b)	3,000,000	3,052,500
R.H. Donnelley Corp.:
Tranche A3, term loan 6.2624% 12/31/09 (b)	1,055,049	1,055,049
Tranche D1, term loan 5.9929% 6/30/11 (b)	1,510,000	1,513,775
		6,243,639
Electric Utilities – 4.8%
Allegheny Energy Supply Co. LLC term loan 5.8601%
3/8/11 (b)	3,106,924	3,137,994
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 7.5269% 6/24/12 (b)	2,211,382	2,239,024
term loan 7.5053% 6/24/12 (b)	1,491,463	1,510,107
NRG Energy, Inc.:
Credit-Linked Deposit 6.3019% 12/24/11 (b)	1,706,250	1,706,250
term loan 6.2638% 12/24/11 (b)	2,171,813	2,171,813
Primary Energy Finance LLC term loan 6.5269%
8/24/12 (b)	3,022,425	3,060,205
Reliant Energy, Inc. term loan 6.0901% 4/30/10 (b)	1,832,025	1,822,865
Texas Genco LLC:
Credit-Linked Deposit 6.3888% 12/14/09 (b)	10,000,000	10,000,000
term loan 6.3711% 12/14/11 (b)	2,970,000	2,970,000
Thermal North America, Inc. term loan 6.28%
10/12/13 (b)	3,123,664	3,158,805
		31,777,063

5 Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (d) continued
	Principal	Value
	Amount
Energy – 7.6%
Boart Longyear Holdings, Inc. Tranche 1, term loan
7.53% 7/28/12 (b)	$2,783,025	$2,810,855
Citgo Petroleum Corp. Tranche B, term loan 5.6763%
11/15/12 (b)	1,850,000	1,859,250
Coffeyville Resources LLC:
Credit-Linked Deposit 6.8625% 7/8/11 (b)	704,000	711,040
Tranche B1, term loan 7.0625% 7/8/12 (b)	1,053,360	1,063,894
Eagle Rock Gas Gathering & Processing Ltd. term loan
6.7906% 12/1/12 (b)	3,000,000	3,007,500
El Paso Corp.:
Credit-Linked Deposit 6.6466% 11/22/09 (b)	10,000,000	10,025,000
term loan 7.3125% 11/22/09 (b)	995,935	1,000,915
Energy Transfer Partners LP term loan 7.4375%
6/16/08 (b)	4,975,000	4,975,000
Key Energy Services, Inc. Tranche B, term loan 7.1825%
6/30/12 (b)	4,230,000	4,272,300
LB Pacific LP term loan 7.0895% 3/3/12 (b)	3,970,000	4,019,625
MarkWest Energy Operating Co. LLC term loan 8.5%
12/27/10 (b)	3,840,000	3,849,600
Petroleum Geo-Services ASA term loan 7%
12/21/12 (b)	3,330,000	3,350,813
Targa Resources, Inc. / Targa Resources Finance Corp.:
Credit-Linked Deposit 6.6519% 10/31/12 (b)	1,289,032	1,295,477
term loan:
6.6366% 10/31/12 (b)	5,357,540	5,384,328
6.83% 10/31/07 (b)	1,000,000	1,005,000
Universal Compression, Inc. term loan 6.03%
2/15/12 (b)	1,052,850	1,059,430
Vulcan/Plains Resources, Inc. term loan 6.4006%
8/12/11 (b)	538,650	543,363
		50,233,390
Entertainment/Film 1.3%
MGM Holdings II, Inc. Tranche B, term loan 6.78%
4/8/12 (b)	8,550,000	8,635,500

Quarterly Report

6

Floating Rate Loans (d) continued
	Principal	Value
	Amount
Environmental – 1.7%
Allied Waste Industries, Inc.:
term loan 6.1798% 1/15/12 (b)	$ 5,564,888	$ 5,592,712
Tranche A, Credit-Linked Deposit 5.8638%
1/15/12 (b)	2,160,540	2,171,342
Envirocare of Utah, Inc. Tranche 1, term loan 6.95%
4/13/10 (b)	3,454,545	3,489,091
		11,253,145
Food/Beverage/Tobacco – 2.6%
Bolthouse Farms, Inc. Tranche 1, term loan 8.75%
12/16/12 (b)	2,680,000	2,716,850
Centerplate, Inc. term loan 7.4726% 10/1/10 (b)	4,895,400	4,938,235
Commonwealth Brands, Inc. term loan 6.6875%
12/22/12 (b)	3,000,000	3,022,500
Constellation Brands, Inc. Tranche B, term loan 5.6593%
11/30/11 (b)	3,487,492	3,522,367
Doane Pet Care Co. term loan 6.7727% 10/24/12 (b) .	917,700	929,171
Mafco Worldwide Corp. term loan 6.5% 12/8/11 (b)	1,536,909	1,550,357
Michael Foods, Inc. Tranche B, term loan 6.6587%
11/21/10 (b)	130,000	131,625
		16,811,105
Gaming – 2.9%
Ameristar Casinos, Inc. term loan 5.8681%
11/10/12 (b)	570,000	573,563
BLB Worldwide Holdings, Inc.:
Tranche 1, term loan 6.08% 6/30/12 (b)	3,850,650	3,903,596
Tranche 2, term loan 7.83% 7/18/11 (b)	1,360,000	1,368,500
Green Valley Ranch Gaming LLC term loan 6.5269%
12/17/11 (b)	2,170,575	2,194,994
Herbst Gaming, Inc. term loan 6.2041% 1/7/11 (b)	397,000	401,466
Isle of Capri Casinos, Inc. term loan 6.0555%
2/4/11 (b)	198,000	199,980
Marina District Finance Co., Inc. term loan 6.1388%
10/14/11 (b)	3,960,000	3,989,700
Pinnacle Entertainment, Inc. Tranche B, term loan 6.37%
12/14/11 (b)	360,000	362,250
Venetian Casino Resort LLC Tranche B, term loan 6.28%
6/15/11 (b)	5,908,547	5,945,475
		18,939,524
Healthcare 9.3%
Accellent, Inc. term loan 6.3938% 11/21/12 (b)	2,920,000	2,945,550
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan
7.2233% 2/7/12 (b)	2,340,646	2,355,275

7		Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (d) continued
		Principal	Value
		Amount
Healthcare continued
Community Health Systems, Inc. term loan 6.16%
8/19/11 (b)		$5,949,899	$6,024,273
DaVita, Inc. Tranche B, term loan 6.4466% 10/5/12 (b)		12,654,559	12,812,741
Genoa Healthcare Group LLC Tranche 1, term loan
7.8406% 8/4/12 (b)		1,319,500	1,331,046
HealthSouth Corp.:
Credit-Linked Deposit 6.6521% 6/14/07 (b)		2,297,934	2,297,934
term loan 6.89% 6/14/07 (b)		8,473,295	8,473,295
LifePoint Hospitals, Inc. Tranche B, term loan 6.185%
4/15/12 (b)		3,088,397	3,103,839
Mylan Laboratories, Inc. Tranche B, term loan 5.4%
6/30/10 (b)		1,200	1,215
Per-Se Technologies, Inc. Tranche B, term loan 6.7906%
12/21/12 (b)		4,000,000	4,030,000
Psychiatric Solutions, Inc. term loan 6.1503%
7/1/12 (b)		510,769	513,962
Renal Advantage, Inc. Tranche B, term loan 6.86%
9/30/12 (b)		3,511,200	3,546,312
Team Health, Inc. term loan 6.88% 11/22/12 (b)		4,840,000	4,876,300
Vicar Operating, Inc. term loan 5.9375% 5/16/11 (b)	.	6,475,671	6,540,428
Warner Chilcott Corp. term loan 7.1907% 1/18/12 (b)		1,976,170	1,973,700
			60,825,870
Homebuilding/Real Estate – 4.8%
Capital Automotive (REIT) term loan 6.12%
12/16/10 (b)		9,000,000	9,022,500
CB Richard Ellis Services, Inc. term loan 5.5501%
3/31/10 (b)		1,414,441	1,428,585
General Growth Properties, Inc. Tranche B, term loan
6.39% 11/12/08 (b)		5,948,605	5,985,784
Lion Gables Realty LP term loan 6.1163% 9/30/06 (b)	.	4,124,421	4,150,199
LNR Property Corp. Tranche B, term loan 7.2681%
2/3/08 (b)		3,919,880	3,924,780
Maguire Properties, Inc. Tranche B, term loan 6.0813%
3/15/10 (b)		4,611,111	4,622,639
Shea Mountain House LLC Tranche B, term loan 6.34%
5/11/11 (b)		2,430,000	2,445,188
			31,579,675
Hotels 0.7%
Starwood Hotels & Resorts Worldwide, Inc. term loan
5.6388% 10/9/06 (b)		4,636,364	4,636,364

Quarterly Report

8

Floating Rate Loans (d) continued
	Principal	Value
	Amount
Leisure – 1.3%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan
6.78% 6/8/12 (b)	$3,000,000	$3,030,000
Mega Bloks, Inc. Tranche B, term loan 6.0386%
7/26/12 (b)	438,900	444,386
Southwest Sports Group, Inc. Tranche B, term loan
6.87% 12/22/12 (b)	5,000,000	5,050,000
		8,524,386
Metals/Mining – 2.5%
Alpha National Resources LLC / Alpha National
Resources Capital Corp. Tranche B, term loan 6.32%
10/26/12 (b)	1,170,000	1,174,388
Compass Minerals Tranche B, term loan 5.98%
12/22/12 (b)	1,200,000	1,206,000
Murray Energy Corp. Tranche 1, term loan 7.3888%
1/28/10 (b)	496,250	496,250
Novelis, Inc. term loan 6.0106% 1/7/12 (b)	2,876,923	2,902,096
Peabody Energy Corp. term loan 5.244% 3/21/10 (b) .	4,919,590	4,925,740
Trout Coal Holdings LLC / Dakota Tranche 1, term loan
7.335% 3/23/11 (b)	5,662,225	5,485,280
		16,189,754
Paper 1.3%
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 6.2543% 11/1/10 (b)	655,111	660,024
Tranche B, term loan 6.4442% 11/1/11 (b)	4,711,901	4,747,240
Tranche C, term loan 6.4384% 11/1/11 (b)	1,918,186	1,932,572
Xerium Technologies, Inc. Tranche B, term loan 6.5269%
5/18/12 (b)	1,492,500	1,492,500
		8,832,336
Publishing/Printing – 2.9%
Dex Media West LLC/Dex Media West Finance Co.:
Tranche B, term loan 6.0536% 3/9/10 (b)	10,350,579	10,389,394
Tranche B1, term loan 6.0567% 3/10/10 (b)	4,930,000	4,936,163
Liberty Group Operating, Inc. Tranche B, term loan
6.625% 2/28/12 (b)	221,513	223,451
Newspaper Holdings, Inc. Tranche B, term loan
6.1875% 8/24/12 (b)	370,000	371,850
PRIMEDIA, Inc. Tranche B, term loan 6.5613%
9/30/13 (b)	3,170,000	3,074,900
		18,995,758

9 Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (d) continued
	Principal	Value
	Amount
Railroad 2.0%
Helm Holding Corp. Tranche 1, term loan 6.8%
7/8/11 (b)	$1,176,897	$1,182,782
Kansas City Southern Railway Co. Tranche B1, term loan
5.7974% 3/30/08 (b)	8,640,057	8,661,657
RailAmerica, Inc. term loan 6.6875% 9/29/11 (b)	3,078,591	3,120,922
		12,965,361
Restaurants 2.3%
Arby’s Restaurant Group, Inc. Tranche B, term loan
6.6444% 7/25/12 (b)	3,980,000	3,999,900
Burger King Corp. Tranche B, term loan 6.2809%
6/30/12 (b)	1,840,750	1,868,361
Domino’s, Inc. term loan 6.0625% 6/25/10 (b)	4,656,616	4,697,362
Jack in the Box, Inc. term loan 5.8162% 1/8/11 (b)	3,109,833	3,129,269
Landry’s Seafood Restaurants, Inc. term loan 5.9511%
12/28/10 (b)	1,450,350	1,461,228
		15,156,120
Services – 3.8%
Coinmach Corp. Tranche B1, term loan 7.8125%
12/19/12 (b)	950,000	963,063
Coinstar, Inc. term loan 6.1% 7/1/11 (b)	823,055	835,401
DynCorp term loan 7.1258% 2/11/11 (b)	1,990,000	1,990,000
Iron Mountain, Inc.:
term loan 6.1875% 4/2/11 (b)	3,703,442	3,721,960
Tranche R, term loan 6.125% 4/2/11 (b)	4,950,000	4,974,750
Rural/Metro Corp.:
Credit-Linked Deposit 6.8313% 3/4/11 (b)	520,882	524,789
term loan 7.0589% 3/4/11 (b)	1,800,765	1,814,270
United Rentals, Inc.:
term loan 6.6348% 2/14/11 (b)	2,829,579	2,857,875
Tranche B, Credit-Linked Deposit 6.05% 2/14/11 (b) .	575,996	581,756
US Investigations Services, Inc. term loan 7%
10/14/12 (b)	6,483,750	6,499,959
		24,763,823
Shipping – 1.1%
Baker Tanks, Inc.:
term loan LIBOR + 2.5% 11/23/12 (b)	98,572	98,572
Tranche B, term loan 7.1155% 11/23/12 (b)	821,428	828,616
Hertz Corp.:
Credit-Linked Deposit 6.75% 12/21/12 (b)	666,667	674,167

Quarterly Report

10

Floating Rate Loans (d) continued
	Principal	Value
	Amount
Shipping – continued
Hertz Corp.: – continued
Tranche B, term loan 8.5% 12/21/12 (b)	$ 4,552,000	$ 4,603,210
Tranche DD, term loan LIBOR + 2.5% 12/21/12 (b)	781,333	783,287
		6,987,852
Super Retail – 2.1%
Neiman Marcus Group, Inc. term loan 6.9469%
4/6/13 (b)	5,000,000	5,025,000
Toys ’R’ US, Inc. term loan 7.4556% 12/1/12 (b)	9,000,000	8,977,500
		14,002,500
Technology – 7.4%
AMI Semiconductor, Inc. term loan 5.8888% 4/1/12 (b)	2,085,503	2,095,930
Avago Technologies Finance Ltd. term loan 6.8213%
12/5/12 (b)	1,790,000	1,796,713
Fidelity National Information Solutions, Inc. Tranche B,
term loan 6.11% 3/9/13 (b)	5,456,000	5,483,280
Infor Global Solutions AG Tranche 1, term loan
7.8014% 4/18/11 (b)	5,985,000	5,985,000
ON Semiconductor Corp. Tranche G, term loan
7.1875% 12/15/11 (b)	2,970,000	2,999,700
Open Solutions, Inc.:
Tranche 1, term loan LIBOR + 6.5% 6/14/11 (b)	3,200,000	3,232,000
Tranche 2, term loan LIBOR + 2.5% 12/14/11 (b)	2,000,000	2,027,500
SS&C Technologies, Inc. term loan 6.9007%
11/23/12 (b)	2,340,000	2,363,400
SSA Global Technologies, Inc. term loan 6.52%
9/22/11 (b)	2,174,550	2,185,423
SunGard Data Systems, Inc. Tranche B, term loan 6.81%
2/10/13 (b)	14,925,000	15,018,281
Targus Group International, Inc. Tranche 1B, term loan
7.57% 11/21/12 (b)	4,978,289	5,028,072
UGS Holdings, Inc. Tranche C, term loan 5.84%
3/31/12 (b)	451,241	455,754
		48,671,053
Telecommunications – 3.5%
AAT Communications Corp.:
Tranche 2, term loan 7.1563% 7/29/13 (b)	300,000	305,625
Tranche B1, term loan 6.16% 7/27/12 (b)	1,850,000	1,870,813
Alaska Communications Systems Holding term loan
6.5269% 2/1/12 (b)	7,100,000	7,153,250
Intelsat Ltd. term loan 5.8125% 7/28/11 (b)	8,228,410	8,300,409
Madison River Capital LLC/Madison River Finance Corp.
Tranche B, term loan 6.59% 7/29/12 (b)	1,270,000	1,289,050

11		Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (d) continued
	Principal	Value
	Amount
Telecommunications – continued
New Skies Satellites BV term loan 6.4375% 5/2/11 (b) .	$ 1,001,478	$ 1,003,982
NTELOS, Inc. Tranche B, term loan 6.89% 8/24/11 (b)	990,000	998,663
Qwest Corp. Tranche A, term loan 9.02% 6/30/07 (b)	1,600,000	1,637,008
Valor Telecommunications Enterprises LLC/Valor Finance
Corp. Tranche B, term loan 6.0227% 2/14/12 (b)	773,333	776,233
		23,335,033
Textiles & Apparel – 0.2%
St. John Knits International, Inc. Tranche B, term loan
7.0625% 3/23/12 (b)	436,876	441,245
William Carter Co. term loan 5.7175% 6/29/12 (b)	731,054	738,365
		1,179,610

TOTAL FLOATING RATE LOANS
(Cost $570,531,895)		571,887,032

Nonconvertible Bonds 9.5%

Automotive 5.3%
Ford Motor Credit Co. 5.29% 11/16/06 (b)	20,000,000	19,419,187
General Motors Acceptance Corp.:
5.2431% 5/18/06 (b)	11,000,000	10,794,058
5.6538% 9/23/08 (b)	3,000,000	2,712,744
6.75% 1/15/06	2,000,000	1,998,680
		34,924,669
Diversified Financial Services – 0.8%
Residential Capital Corp. 5.8956% 6/29/07 (b)	5,000,000	5,012,365
Super Retail – 0.8%
GSC Holdings Corp./Gamestop, Inc. 7.875%
10/1/11 (a)(b)	5,000,000	4,956,250
Technology – 1.2%
Avago Technologies Finance Ltd. 9.91% 6/1/13 (a)(b) .	2,000,000	2,040,000
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,006,250
SunGard Data Systems, Inc. 8.5248% 8/15/13 (a)(b)	1,090,000	1,124,063
		8,170,313

Quarterly Report

12

Nonconvertible Bonds continued
	Principal	Value
	Amount

Telecommunications – 1.4%
Qwest Corp. 7.7413% 6/15/13 (a)(b)	$ 2,840,000	$ 3,038,800
Rogers Communications, Inc. 7.6163% 12/15/10 (b)	6,000,000	6,195,000
		9,233,800

TOTAL NONCONVERTIBLE BONDS
(Cost $63,008,202)		62,297,397

Interfund Loans 0.90%
With Fidelity Advisor Growth Opportunities Fund, at 4.27%,
due 1/5/06 (c)
(Cost $5,933,000)	5,933,000	5,933,000

Cash Equivalents 4.7%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.28%, dated 12/30/05 due 1/3/06)
(Cost $30,691,000)	$ 30,705,604	30,691,000

TOTAL INVESTMENT PORTFOLIO 102.1%
(Cost $670,164,097)		670,808,429

NET OTHER ASSETS – (2.1)%		(13,947,911)

NET ASSETS 100%		$ 656,860,518

13		Quarterly Report

Investments (Unaudited) continued

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $11,159,113 or
1.7% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Affiliated entity.

(d) Remaining maturities of floating rate
loans may be less than the stated
maturities shown as a result of
contractual or optional prepayments by
the borrower. Such prepayments cannot
be predicted with certainty.

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $670,071,468. Net unrealized appreciation aggregated $736,961, of which $2,844,978 related to appreciated investment securities and $2,108,017 related to depreciated investment securities.

Quarterly Report 14

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

15 Quarterly Report

Quarterly Holdings Report for Fidelity® High Income Central Investment Portfolio 1

December 31, 2005

1.811332.101 HP1-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Net Assets

Nonconvertible Bonds 86.9%
	Principal	Value
	Amount
Aerospace – 1.7%
L-3 Communications Corp.:
5.875% 1/15/15	$1,585,000	$1,541,413
6.375% 10/15/15 (c)	3,520,000	3,520,000
7.625% 6/15/12	4,230,000	4,462,650
Orbital Sciences Corp. 9% 7/15/11	4,470,000	4,771,725
Primus International, Inc. 11.5% 4/15/09 (c)	3,735,000	3,959,100
		18,254,888
Air Transportation – 0.4%
American Airlines, Inc. pass thru trust certificates
6.817% 5/23/11	3,415,000	3,278,400
Continental Airlines, Inc. pass thru trust certificates
9.798% 4/1/21	1,355,005	1,355,005
		4,633,405
Automotive 3.1%
Ford Motor Co. 7.45% 7/16/31	1,955,000	1,329,400
Ford Motor Credit Co.:
6.625% 6/16/08	2,965,000	2,689,421
7% 10/1/13	2,945,000	2,516,376
7.26% 11/2/07 (d)	4,410,000	4,216,586
General Motors Acceptance Corp.:
5.05% 1/16/07 (d)	1,190,000	1,130,612
5.125% 5/9/08	1,185,000	1,054,927
5.625% 5/15/09	1,235,000	1,098,770
6.125% 9/15/06	1,185,000	1,151,056
6.125% 2/1/07	1,650,000	1,575,168
6.75% 12/1/14	475,000	427,500
6.875% 9/15/11	5,230,000	4,772,375
8% 11/1/31	4,470,000	4,335,900
Goodyear Tire & Rubber Co. 9% 7/1/15 (c)	3,400,000	3,357,500
Navistar International Corp.:
6.25% 3/1/12	2,005,000	1,794,475
7.5% 6/15/11	975,000	923,813
		32,373,879
Banks and Thrifts – 0.9%
Western Financial Bank 9.625% 5/15/12	8,060,000	9,027,200
Broadcasting – 0.2%
Paxson Communications Corp.:
7.75% 1/15/12 (c)(d)	1,080,000	1,071,900
10.75% 1/15/13 (c)(d)	1,080,000	1,044,900
		2,116,800

Quarterly Report

2

Nonconvertible Bonds continued
	Principal	Value
	Amount
Building Materials – 1.4%
Anixter International, Inc. 5.95% 3/1/15	$ 3,315,000	$ 3,001,865
Goodman Global Holdings, Inc.:
7.4913% 6/15/12 (c)(d)	2,920,000	2,905,400
7.875% 12/15/12 (c)	1,755,000	1,632,150
Maax Holdings, Inc. 0% 12/15/12 (b)	5,865,000	2,111,400
Nortek, Inc. 8.5% 9/1/14	3,750,000	3,637,500
NTK Holdings, Inc. 0% 3/1/14 (b)	2,760,000	1,725,000
		15,013,315
Cable TV 4.2%
Cablevision Systems Corp.:
8% 4/15/12	2,055,000	1,911,150
8.7163% 4/1/09 (d)	5,830,000	5,859,150
CCH I LLC / CCH I Capital Corp. 11% 10/1/15 (c)	410,000	340,300
CSC Holdings, Inc.:
7% 4/15/12 (c)(d)	2,040,000	1,927,800
7.875% 2/15/18	1,995,000	1,925,175
EchoStar DBS Corp. 5.75% 10/1/08	19,635,000	19,291,363
GCI, Inc. 7.25% 2/15/14	5,225,000	5,146,625
iesy Repository GmbH 10.375% 2/15/15 (c)	2,110,000	2,189,125
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	3,680,000	3,877,984
Kabel Deutschland GmbH 10.625% 7/1/14 (c)	1,330,000	1,406,475
Mediacom Broadband LLC/Mediacom Broadband Corp.
8.5% 10/15/15 (c)	100,000	92,500
		43,967,647
Capital Goods 2.5%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	4,415,000	4,630,231
Chart Industries, Inc. 9.125% 10/15/15 (c)	580,000	591,600
Invensys PLC 9.875% 3/15/11 (c)	12,130,000	12,008,700
Leucadia National Corp. 7% 8/15/13	3,530,000	3,512,350
Park-Ohio Industries, Inc. 8.375% 11/15/14	2,735,000	2,379,450
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	2,761,200
		25,883,531
Chemicals – 4.1%
Borden US Finance Corp./Nova Scotia Finance ULC
8.9% 7/15/10 (c)(d)	3,525,000	3,560,250
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	1,970,000	1,430,713
Series B, 0% 10/1/14 (b)	1,355,000	982,375
Equistar Chemicals LP 7.55% 2/15/26	1,800,000	1,710,000
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	3,345,000	3,533,156

3	Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount
Chemicals – continued
Equistar Chemicals LP/Equistar Funding Corp.: -
continued
10.125% 9/1/08	$2,515,000	$2,728,775
Huntsman LLC 11.4% 7/15/11 (d)	5,660,000	5,999,600
Millennium America, Inc.:
7.625% 11/15/26	390,000	372,450
9.25% 6/15/08	7,370,000	7,941,175
Nalco Co. 7.75% 11/15/11	2,820,000	2,897,550
Nell AF Sarl 8.375% 8/15/15 (c)	4,245,000	4,191,938
NOVA Chemicals Corp. 7.4% 4/1/09	4,205,000	4,278,588
Tronox Worldwide LLC / Tronox Worldwide Finance
Corp. 9.5% 12/1/12 (c)	3,140,000	3,210,650
		42,837,220
Consumer Products – 1.0%
IKON Office Solutions, Inc. 7.75% 9/15/15 (c)	6,000,000	5,865,000
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,288,550
Jostens IH Corp. 7.625% 10/1/12	530,000	524,700
Samsonite Corp. 8.875% 6/1/11	1,675,000	1,737,813
		10,416,063
Containers – 1.9%
Berry Plastics Corp. 10.75% 7/15/12	3,810,000	4,076,700
BWAY Corp. 10% 10/15/10	3,370,000	3,534,288
Crown Americas LLC / Crown Americas Capital Corp.:
7.625% 11/15/13 (c)	2,090,000	2,152,700
7.75% 11/15/15 (c)	2,090,000	2,152,700
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	1,475,000	1,522,938
Owens-Illinois, Inc.:
7.35% 5/15/08	3,915,000	3,954,150
7.5% 5/15/10	2,895,000	2,905,856
		20,299,332
Diversified Financial Services – 0.9%
E*TRADE Financial Corp.:
7.375% 9/15/13 (c)	1,070,000	1,086,050
7.875% 12/1/15	3,140,000	3,242,050
8% 6/15/11	2,260,000	2,344,750
8% 6/15/11 (c)	2,250,000	2,345,625
Triad Acquisition Corp. 11.125% 5/1/13 (c)	415,000	406,700
		9,425,175
Diversified Media – 0.7%
Corus Entertainment, Inc. 8.75% 3/1/12	3,270,000	3,515,250

Quarterly Report 4

Nonconvertible Bonds continued
	Principal	Value
	Amount
Diversified Media – continued
LBI Media Holdings, Inc. 0% 10/15/13 (b)	$ 1,330,000	$ 970,900
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,448,600
		6,934,750
Electric Utilities – 5.9%
AES Corp.:
8.875% 2/15/11	2,334,000	2,523,638
9.375% 9/15/10	1,509,000	1,644,810
9.5% 6/1/09	9,957,000	10,716,221
AES Gener SA 7.5% 3/25/14	4,175,000	4,237,625
Aquila, Inc. 14.875% 7/1/12	4,555,000	6,092,313
CMS Energy Corp.:
6.3% 2/1/12	3,990,000	3,950,100
6.875% 12/15/15	1,890,000	1,908,900
7.5% 1/15/09	1,860,000	1,911,150
Mirant North America LLC / Mirant North America
Finance Corp. 7.375% 12/31/13 (c)	1,730,000	1,742,975
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	6,110,000	6,247,475
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	840,000	890,400
NRG Energy, Inc. 8% 12/15/13	2,980,000	3,315,250
Sierra Pacific Resources:
6.75% 8/15/17 (c)	1,420,000	1,420,000
8.625% 3/15/14	1,535,000	1,665,475
TECO Energy, Inc. 6.25% 5/1/10 (d)	2,490,000	2,533,575
Tenaska Alabama Partners LP 7% 6/30/21 (c)	3,099,559	3,115,056
TXU Corp. 6.5% 11/15/24	3,410,000	3,222,450
Utilicorp Canada Finance Corp. 7.75% 6/15/11	3,825,000	3,901,500
Utilicorp United, Inc. 9.95% 2/1/11 (d)	720,000	792,000
		61,830,913
Energy – 8.5%
Atlas Pipeline Partners LP / Atlas Pipeline Partners
Finance Corp. 8.125% 12/15/15 (c)	1,900,000	1,919,000
Chaparral Energy, Inc. 8.5% 12/1/15 (c)	2,050,000	2,096,125
Chesapeake Energy Corp.:
6.5% 8/15/17 (c)	4,180,000	4,174,775
7.5% 6/15/14	2,055,000	2,168,025
7.75% 1/15/15	2,205,000	2,331,788
El Paso Corp.:
6.375% 2/1/09 (c)	4,910,000	4,811,800
6.5% 6/1/08 (c)	1,720,000	1,696,505

5	Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount
Energy – continued
El Paso Corp.: – continued
7.75% 6/15/10 (c)	$5,960,000	$6,100,060
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,817,400
8.625% 12/15/10	2,990,000	3,161,925
9% 6/1/14	590,000	641,625
Hanover Equipment Trust 8.75% 9/1/11	535,000	563,088
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (c)	2,500,000	2,531,250
10.5% 9/1/10 (c)	2,533,000	2,792,633
Markwest Energy Partners LP/ Markwest Energy Finance
Corp. 6.875% 11/1/14 (c)	1,493,000	1,373,560
Newfield Exploration Co. 6.625% 9/1/14	2,170,000	2,197,125
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.25% 9/15/15 (c)	2,360,000	2,330,500
Parker Drilling Co.:
9.16% 9/1/10 (d)	5,195,000	5,389,813
9.625% 10/1/13	2,045,000	2,285,288
Pogo Producing Co. 6.875% 10/1/17 (c)	3,970,000	3,880,675
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	2,800,000	2,730,000
7.375% 7/15/13	5,235,000	5,378,963
Sonat, Inc. 7.625% 7/15/11	3,820,000	3,877,300
Stone Energy Corp. 6.75% 12/15/14	2,820,000	2,650,800
Targa Resources, Inc. / Targa Resources Finance Corp.
8.5% 11/1/13 (c)	1,850,000	1,896,250
Tesoro Corp.:
6.25% 11/1/12 (c)	1,990,000	1,997,463
6.625% 11/1/15 (c)	1,990,000	2,009,900
Williams Companies, Inc. 6.375% 10/1/10 (c)	8,925,000	8,947,313
		88,750,949
Environmental – 1.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	3,695,000	3,473,300
8.5% 12/1/08	2,045,000	2,147,250
8.875% 4/1/08	195,000	205,725
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,683,063
		11,509,338

Quarterly Report

6

Nonconvertible Bonds continued
	Principal	Value
	Amount
Food and Drug Retail – 0.4%
Stater Brothers Holdings, Inc.:
7.9913% 6/15/10 (d)	$1,745,000	$1,740,638
8.125% 6/15/12	2,135,000	2,113,650
		3,854,288
Food/Beverage/Tobacco – 1.7%
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11	2,540,000	2,628,900
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (c)	4,910,000	4,860,900
7.3% 7/15/15 (c)	1,970,000	2,006,938
Smithfield Foods, Inc. 7% 8/1/11	2,760,000	2,818,650
UAP Holding Corp. 0% 7/15/12 (b)	3,095,000	2,677,175
United Agriculture Products, Inc. 8.25% 12/15/11	2,266,000	2,379,300
		17,371,863
Gaming – 6.6%
Chukchansi Economic Development Authority:
7.9662% 11/15/12 (c)(d)	740,000	749,250
8% 11/15/13 (c)	1,615,000	1,643,263
Kerzner International Ltd. 6.75% 10/1/15 (c)	4,760,000	4,617,200
Mandalay Resort Group:
6.5% 7/31/09	4,375,000	4,424,219
9.375% 2/15/10	1,095,000	1,200,394
10.25% 8/1/07	2,485,000	2,649,631
MGM MIRAGE:
6% 10/1/09	10,530,000	10,477,350
6.625% 7/15/15	2,230,000	2,224,425
6.75% 9/1/12	245,000	248,369
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,390,000	1,365,675
6.375% 7/15/09	7,835,000	7,883,969
7.125% 8/15/14	1,480,000	1,524,400
8% 4/1/12	785,000	826,213
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,769,000
Scientific Games Corp. 6.25% 12/15/12	1,950,000	1,915,875
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (c)	3,210,000	3,234,075
7.25% 5/1/12	3,945,000	3,974,588
Station Casinos, Inc. 6.875% 3/1/16	2,920,000	2,982,050
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	1,250,000	850,000
9% 1/15/12	2,920,000	2,978,400

7	Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount
Gaming – continued
Wheeling Island Gaming, Inc. 10.125% 12/15/09	$5,835,000	$6,119,456
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	4,565,000	4,456,581
		69,114,383
Healthcare 4.4%
Accellent, Inc. 10.5% 12/1/13 (c)	2,410,000	2,482,300
CDRV Investors, Inc. 0% 1/1/15 (b)	9,190,000	5,628,875
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,858,250
9.5% 8/15/10	2,110,000	2,183,850
DaVita, Inc. 6.625% 3/15/13	2,965,000	3,016,888
HealthSouth Corp.:
7.625% 6/1/12	855,000	863,550
8.5% 2/1/08	1,210,000	1,219,075
IASIS Healthcare LLC/IASIS Capital Corp. 8.75%
6/15/14	2,705,000	2,840,250
Mylan Laboratories, Inc.:
5.75% 8/15/10 (c)	895,000	897,238
6.375% 8/15/15 (c)	1,650,000	1,654,125
Omega Healthcare Investors, Inc.:
7% 4/1/14	5,720,000	5,741,450
7% 4/1/14 (c)	1,980,000	1,987,425
7% 1/15/16 (c)	1,960,000	1,942,850
ResCare, Inc. 7.75% 10/15/13 (c)	2,240,000	2,262,400
Senior Housing Properties Trust 8.625% 1/15/12	5,570,000	6,099,150
Team Finance LLC / Health Finance Corp. 11.25%
12/1/13 (c)	3,140,000	3,187,100
Ventas Realty LP/Ventas Capital Corp. 6.625%
10/15/14	1,675,000	1,712,688
		46,577,464
Homebuilding/Real Estate – 3.4%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (c)	2,680,000	2,673,300
8.125% 6/1/12	6,080,000	6,292,800
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	790,000	750,500
8.875% 4/1/12	2,155,000	2,233,119
KB Home 7.75% 2/1/10	6,620,000	6,818,600
Standard Pacific Corp.:
5.125% 4/1/09	3,630,000	3,430,350

Quarterly Report 8

Nonconvertible Bonds continued
	Principal	Value
	Amount
Homebuilding/Real Estate – continued
Standard Pacific Corp.: – continued
6.875% 5/15/11	$ 1,915,000	$ 1,828,825
Technical Olympic USA, Inc.:
7.5% 1/15/15	2,325,000	1,929,750
10.375% 7/1/12	100,000	98,500
Ventas Realty LP/Ventas Capital Corp. 6.5% 6/1/16 (c)	3,190,000	3,213,925
WCI Communities, Inc.:
6.625% 3/15/15	1,910,000	1,661,700
7.875% 10/1/13	4,665,000	4,385,100
		35,316,469
Hotels 0.8%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	3,630,000	3,720,750
Host Marriott LP 7.125% 11/1/13	4,095,000	4,248,563
		7,969,313
Insurance – 1.0%
Crum & Forster Holdings Corp. 10.375% 6/15/13	4,265,000	4,478,250
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	3,600,000	3,366,000
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	2,840,000	2,932,300
		10,776,550
Leisure – 1.2%
Equinox Holdings Ltd. 9% 12/15/09	2,070,000	2,214,900
Town Sports International Holdings, Inc. 0% 2/1/14 (b) .	2,510,000	1,706,800
Town Sports International, Inc. 9.625% 4/15/11	2,345,000	2,438,800
Universal City Development Partners Ltd./UCDP Finance,
Inc. 11.75% 4/1/10	2,260,000	2,519,900
Universal City Florida Holding Co. I/II 9% 5/1/10 (d)	4,260,000	4,281,300
		13,161,700
Metals/Mining – 1.9%
Arch Western Finance LLC 6.75% 7/1/13	3,240,000	3,256,200
Century Aluminum Co. 7.5% 8/15/14	625,000	618,750
Compass Minerals International, Inc.:
0% 12/15/12 (b)	1,060,000	959,300
0% 6/1/13 (b)	9,175,000	7,936,375
Massey Energy Co. 6.875% 12/15/13 (c)	2,950,000	2,975,813
Vedanta Resources PLC 6.625% 2/22/10 (c)	4,225,000	4,124,656
		19,871,094
Paper 0.9%
Catalyst Paper Corp. 8.625% 6/15/11	3,295,000	3,179,675
Georgia-Pacific Corp.:
8% 1/15/24	1,445,000	1,376,363

9	Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount
Paper – continued
Georgia-Pacific Corp.: – continued
8.125% 5/15/11	$2,455,000	$2,455,000
8.875% 5/15/31	2,565,000	2,565,000
		9,576,038
Publishing/Printing – 1.4%
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10	1,595,000	1,678,738
9.875% 8/15/13	1,040,000	1,153,100
Houghton Mifflin Co.:
7.2% 3/15/11	365,000	377,775
9.875% 2/1/13	3,925,000	4,145,781
R.H. Donnelley Finance Corp. I 10.875% 12/15/12	1,835,000	2,062,081
The Reader’s Digest Association, Inc. 6.5% 3/1/11	5,850,000	5,747,625
		15,165,100
Railroad 0.4%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,325,000	4,465,563
9.5% 10/1/08	220,000	238,700
		4,704,263
Restaurants 0.9%
Carrols Corp. 9% 1/15/13	2,785,000	2,708,413
Friendly Ice Cream Corp. 8.375% 6/15/12	4,185,000	3,756,038
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	3,450,000	3,243,000
		9,707,451
Services – 1.7%
Corrections Corp. of America:
6.25% 3/15/13	790,000	782,100
7.5% 5/1/11	1,380,000	1,424,850
FTI Consulting, Inc. 7.625% 6/15/13 (c)	3,795,000	3,923,081
Iron Mountain, Inc.:
8.25% 7/1/11	1,750,000	1,767,500
8.625% 4/1/13	3,885,000	4,040,400
Rural/Metro Corp.:
0% 3/15/16 (b)(c)	2,860,000	1,730,300
9.875% 3/15/15 (c)	630,000	645,750
United Rentals North America, Inc. 7% 2/15/14	3,855,000	3,585,150
		17,899,131
Shipping – 3.7%
Hertz Corp.:
8.875% 1/1/14 (c)	1,030,000	1,044,163

Quarterly Report 10

Nonconvertible Bonds continued
	Principal	Value
	Amount
Shipping – continued
Hertz Corp.: – continued
10.5% 1/1/16 (c)	$2,280,000	$2,328,450
OMI Corp. 7.625% 12/1/13	7,645,000	7,759,675
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	195,000	194,025
8.25% 3/15/13	855,000	904,163
Ship Finance International Ltd. 8.5% 12/15/13	17,800,000	16,821,000
Teekay Shipping Corp. 8.875% 7/15/11	8,240,000	9,270,000
		38,321,476
Steels – 0.9%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,761,688
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	4,980,000	5,490,450
		9,252,138
Super Retail – 2.6%
GSC Holdings Corp./Gamestop, Inc.:
7.875% 10/1/11 (c)(d)	6,800,000	6,740,500
8% 10/1/12 (c)	9,030,000	8,420,475
NBC Acquisition Corp. 0% 3/15/13 (b)	6,590,000	4,613,000
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,130,800
Sonic Automotive, Inc. 8.625% 8/15/13	3,260,000	3,154,050
		27,058,825
Technology – 7.6%
Activant Solutions, Inc. 10.0544% 4/1/10 (c)(d)	2,000,000	2,050,000
Advanced Micro Devices, Inc. 7.75% 11/1/12	1,300,000	1,306,500
Amkor Technology, Inc.:
7.125% 3/15/11	1,025,000	902,000
7.75% 5/15/13	1,030,000	901,250
10.5% 5/1/09	900,000	825,750
Avago Technologies Finance Ltd.:
9.91% 6/1/13 (c)(d)	3,140,000	3,202,800
10.125% 12/1/13 (c)	4,175,000	4,289,813
11.875% 12/1/15 (c)	1,035,000	1,042,763
Celestica, Inc.:
7.625% 7/1/13	3,165,000	3,121,481
7.875% 7/1/11	5,750,000	5,778,750
Freescale Semiconductor, Inc. 6.875% 7/15/11	5,350,000	5,590,750
Lucent Technologies, Inc.:
6.45% 3/15/29	4,885,000	4,164,463
6.5% 1/15/28	1,670,000	1,409,063

11 Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount
Technology – continued
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co. 7.7413% 12/15/11 (d)	$3,420,000	$3,462,750
New ASAT Finance Ltd. 9.25% 2/1/11	2,165,000	1,569,625
Sanmina SCI Corp.:
6.75% 3/1/13	3,925,000	3,709,125
10.375% 1/15/10	1,950,000	2,140,125
STATS ChipPAC Ltd. 7.5% 7/19/10	5,410,000	5,437,050
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (c)(d)	3,660,000	3,774,375
9.125% 8/15/13 (c)	7,250,000	7,494,688
Unisys Corp. 8% 10/15/12	1,010,000	929,200
Xerox Capital Trust I 8% 2/1/27	8,860,000	9,103,650
Xerox Corp.:
6.875% 8/15/11	1,265,000	1,304,531
7.125% 6/15/10	4,275,000	4,435,313
9.75% 1/15/09	1,340,000	1,477,350
		79,423,165
Telecommunications – 6.3%
Digicel Ltd. 9.25% 9/1/12 (c)	3,565,000	3,671,950
Innova S. de R.L. 9.375% 9/19/13	1,350,000	1,501,875
Intelsat Ltd.:
5.25% 11/1/08	1,660,000	1,514,750
6.5% 11/1/13	5,710,000	4,246,813
7.625% 4/15/12	2,890,000	2,319,225
8.695% 1/15/12 (c)(d)	6,345,000	6,456,038
MCI, Inc. 8.735% 5/1/14 (d)	4,155,000	4,596,469
Millicom International Cellular SA 10% 12/1/13	5,895,000	6,071,850
Mobile Telesystems Finance SA 8% 1/28/12 (c)	2,078,000	2,125,794
New Skies Satellites BV:
9.125% 11/1/12	415,000	443,013
9.5725% 11/1/11 (d)	4,145,000	4,310,800
PanAmSat Corp. 9% 8/15/14	2,080,000	2,184,000
PanAmSat Holding Corp. 0% 11/1/14 (b)	1,095,000	765,131
Qwest Corp.:
7.7413% 6/15/13 (c)(d)	6,760,000	7,233,200
8.875% 3/15/12	405,000	456,638
Rogers Communications, Inc.:
7.25% 12/15/12	2,435,000	2,565,881
9.625% 5/1/11	3,350,000	3,835,750
SBA Communications Corp. 8.5% 12/1/12	2,600,000	2,892,500
Time Warner Telecom, Inc. 10.125% 2/1/11	2,200,000	2,299,000

Quarterly Report 12

Nonconvertible Bonds continued
	Principal	Value
	Amount
Telecommunications – continued
U.S. West Capital Funding, Inc. 6.375% 7/15/08	$ 3,757,000	$ 3,719,430
U.S. West Communications 7.5% 6/15/23	805,000	796,950
Wind Acquisition Finance SA 10.75% 12/1/15 (c)	1,880,000	1,934,050
		65,941,107
Textiles & Apparel – 0.6%
Levi Strauss & Co.:
8.8044% 4/1/12 (d)	2,225,000	2,236,125
12.25% 12/15/12	615,000	682,650
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	3,155,000	3,186,550
		6,105,325

TOTAL NONCONVERTIBLE BONDS
(Cost $907,568,506)		910,441,548

Commercial Mortgage Securities 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class
B, 4.4714% 8/1/24 (c)(d)
(Cost $849,676)	1,082,632	977,075

Common Stocks 0.2%
	Shares
Healthcare 0.0%
Skilled Healthcare Group, Inc. (a)(e)	1,364	282,348
Textiles & Apparel – 0.2%
Arena Brands Holding Corp. Class B (e)	144,445	1,870,563
TOTAL COMMON STOCKS
(Cost $5,834,148)		2,152,911

Floating Rate Loans 8.9%
	Principal
	Amount
Aerospace – 0.3%
Transdigm, Inc. term loan 9.31% 11/10/11 (d)	$3,440,000	3,388,400

13 Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans continued
	Principal	Value
	Amount
Air Transportation – 0.4%
US Airways Group, Inc.:
Tranche 1A, term loan 10.5269% 9/30/10 (d)	$2,668,160	$2,734,864
Tranche 2B, term loan 12.9269% 9/30/08 (d)	1,126,439	1,160,232
		3,895,096
Building Materials – 0.5%
Masonite International Corp. term loan 9.3838%
4/6/15 (d)	5,340,000	5,333,325
Cable TV 0.5%
UPC Broadband Holding BV Tranche H2, term loan
6.8044% 9/30/12 (d)	5,460,000	5,507,775
Chemicals – 0.0%
Huntsman International LLC Tranche B, term loan 6.12%
8/16/12 (d)	234,453	235,332
Diversified Financial Services – 0.3%
LPL Holdings, Inc. Tranche B, term loan 7.7364%
6/27/13 (d)	3,410,000	3,392,950
Electric Utilities – 1.5%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 7.5269% 6/24/12 (d)	2,913,496	2,949,915
term loan 7.5053% 6/24/12 (d)	1,965,003	1,989,566
Tranche 2, term loan 9.9491% 6/24/13 (d)	5,400,000	5,481,000
Riverside Energy Center LLC:
term loan 8.4931% 6/24/11 (d)	4,829,774	4,829,774
Credit-Linked Deposit 8.4931% 6/24/11 (d)	225,859	225,859
		15,476,114
Energy – 1.6%
Boart Longyear Holdings, Inc.:
Tranche 1, term loan 7.53% 7/28/12 (d)	468,825	473,513
Tranche 2, term loan 11.53% 1/28/13 (d)	1,150,000	1,150,000
Coffeyville Resources LLC:
Credit-Linked Deposit 6.8625% 7/8/11 (d)	172,000	173,720
Tranche 2, term loan 11.3125% 7/8/13 (d)	2,870,000	2,934,575
Tranche B1, term loan 7.0625% 7/8/12 (d)	257,355	259,929
El Paso Corp.:
Credit-Linked Deposit 6.6466% 11/22/09 (d)	4,070,700	4,080,877
term loan 7.3125% 11/22/09 (d)	2,755,414	2,769,191
Targa Resources, Inc. / Targa Resources Finance Corp.:
Credit-Linked Deposit 6.6519% 10/31/12 (d)	439,355	441,552

Quarterly Report

14

Floating Rate Loans continued
	Principal	Value
	Amount
Energy – continued
Targa Resources, Inc. / Targa Resources Finance Corp.:
– continued
term loan:
6.6366% 10/31/12 (d)	$ 1,828,246	$ 1,837,387
6.83% 10/31/07 (d)	2,310,000	2,321,550
		16,442,294
Environmental – 0.8%
Envirocare of Utah, Inc.:
Tranche 1, term loan 6.95% 4/13/10 (d)	4,525,455	4,570,709
Tranche 2, term loan 9.7% 4/13/10 (d)	3,770,000	3,850,113
		8,420,822
Healthcare 0.0%
Team Health, Inc. term loan 6.88% 11/22/12 (d)	550,000	554,125
Homebuilding/Real Estate – 1.3%
Capital Automotive (REIT) term loan 6.12%
12/16/10 (d)	4,530,000	4,541,325
LNR Property Corp.:
Tranche A, term loan 8.7665% 2/3/08 (d)	2,150,000	2,160,750
Tranche B, term loan:
7.2681% 2/3/08 (d)	4,311,868	4,317,258
9.5165% 2/3/08 (d)	2,200,000	2,211,000
		13,230,333
Technology – 0.9%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 5.86% 3/9/11 (d)	3,667,287	3,667,287
Tranche B, term loan 6.11% 3/9/13 (d)	1,460,800	1,468,104
Infor Global Solutions AG Tranche 2, term loan
11.8009% 4/18/12 (d)	1,700,000	1,717,000
Open Solutions, Inc. Tranche 2, term loan LIBOR + 6.5%
12/14/11 (d)	2,080,000	2,108,600
		8,960,991
Telecommunications – 0.8%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d) .	1,700,000	1,719,125
Wind Telecomunicazioni Spa:
Tranche 2, term loan 10.62% 3/21/15 (d)	3,620,000	3,755,750
Tranche B, term loan 7.12% 9/21/13 (d)	1,565,000	1,561,088
Tranche C, term loan 7.62% 9/21/14 (d)	1,565,000	1,561,088
		8,597,051

TOTAL FLOATING RATE LOANS
(Cost $92,687,132)		93,434,608

15	Quarterly Report

Investments (Unaudited) continued

Cash Equivalents 3.0%
	Maturity	Value
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at:
3.51%, dated 12/30/05 due 1/3/06)	12,758,971	$ 12,754,000
4.28%, dated 12/30/05 due 1/3/06)	18,820,952	18,812,000
TOTAL CASH EQUIVALENTS
(Cost $31,566,000)		31,566,000

TOTAL INVESTMENT PORTFOLIO 99.1%
(Cost $1,038,505,462)		1,038,572,142

NET OTHER ASSETS – 0.9%		9,444,205

NET ASSETS 100%	$1,048,016,347

Legend

(a) Non-income producing

(b) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(c) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $240,736,957
or 23.0% of net assets.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $2,152,911
or 0.2% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost
Arena Brands
Holding Corp.
Class B	6/18/97	$ 5,834,134

Skilled Healthcare	8/19/03
Group, Inc.	1/27/04	13

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,035,547,960. Net unrealized appreciation aggregated $3,024,182, of which $23,424,511 related to appreciated investment securities and $20,400,329 related to depreciated investment securities.

Quarterly Report 16

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

17 Quarterly Report

Quarterly Holdings Report for Fidelity® Tactical Income Central Investment Portfolio 1

December 31, 2005

1.811341.101 TP1-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Net Assets

Nonconvertible Bonds 19.9%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.5%
Automobiles – 0.5%
Ford Motor Co.:
6.375% 2/1/29	$1,750,000	$1,102,500
6.625% 10/1/28	1,115,000	719,175
7.45% 7/16/31	12,780,000	8,690,400
General Motors Corp. 8.25% 7/15/23	11,340,000	7,285,950
		17,798,025
Media – 1.0%
Comcast Corp. 5.65% 6/15/35	2,850,000	2,622,390
Continental Cablevision, Inc. 9% 9/1/08	3,850,000	4,206,375
Cox Communications, Inc. 7.125% 10/1/12	4,325,000	4,634,134
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,778,850
8.25% 2/1/30	8,580,000	8,407,164
News America Holdings, Inc. 7.75% 12/1/45	2,625,000	3,009,395
News America, Inc. 6.2% 12/15/34	5,075,000	5,040,998
Time Warner, Inc. 6.625% 5/15/29	5,700,000	5,691,992
Univision Communications, Inc. 3.875% 10/15/08	1,295,000	1,245,012
		37,636,310

TOTAL CONSUMER DISCRETIONARY		55,434,335

CONSUMER STAPLES 0.2%
Beverages – 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	3,715,000	3,614,376
Food Products 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (a)(e)	4,290,000	4,406,988

TOTAL CONSUMER STAPLES		8,021,364

ENERGY 1.7%
Oil, Gas & Consumable Fuels – 1.7%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	5,220,000	5,139,127
Duke Capital LLC:
4.37% 3/1/09	2,825,000	2,757,370
6.25% 2/15/13	4,500,000	4,686,408
El Paso Corp.:
7.75% 10/15/35 (a)	1,990,000	1,970,100
9.625% 5/15/12 (a)	7,730,000	8,348,400
Enterprise Products Operating LP 4% 10/15/07	3,815,000	3,735,282
Kinder Morgan Energy Partners LP 5.8% 3/15/35	1,810,000	1,731,455

Quarterly Report 2

Nonconvertible Bonds continued
	Principal	Value
	Amount

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Kinder Morgan Finance Co. ULC 5.35% 1/5/11 (a)	$9,615,000	$9,628,769
Pemex Project Funding Master Trust:
5.75% 12/15/15 (a)	3,000,000	2,985,000
6.625% 6/15/35 (a)	5,825,000	5,839,563
7.375% 12/15/14	3,000,000	3,333,000
8.625% 2/1/22	8,725,000	10,720,844
		60,875,318

FINANCIALS – 10.3%
Capital Markets 1.4%
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	4,370,000	4,226,419
4.25% 9/4/12 (e)	4,285,000	4,241,640
Goldman Sachs Capital I 6.345% 2/15/34	8,225,000	8,640,634
Goldman Sachs Group, Inc. 5.25% 10/15/13	8,525,000	8,522,945
JPMorgan Chase Capital XV 5.875% 3/15/35	3,505,000	3,484,780
Lazard Group LLC 7.125% 5/15/15	5,665,000	5,948,760
Merrill Lynch & Co., Inc. 4.25% 2/8/10	4,590,000	4,464,803
Morgan Stanley 6.6% 4/1/12	8,400,000	9,028,891
Nuveen Investments, Inc. 5% 9/15/10	2,595,000	2,553,296
		51,112,168
Commercial Banks – 2.0%
Bank of America Corp.:
7.4% 1/15/11	10,286,000	11,330,276
7.8% 2/15/10	14,984,000	16,546,681
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	1,485,000	1,446,547
5.25% 2/10/14 (a)	2,560,000	2,570,586
KeyCorp Capital Trust VII 5.7% 6/15/35	8,000,000	7,652,824
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,385,128
4.75% 7/20/09	3,520,000	3,489,767
PNC Funding Corp. 4.2% 3/10/08	2,715,000	2,674,712
Rabobank Capital Funding Trust II 5.26%
12/31/49 (a)(e)	6,835,000	6,771,551
Wachovia Bank NA 4.875% 2/1/15	12,050,000	11,751,365
		73,619,437

3 Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

FINANCIALS – continued
Consumer Finance – 0.5%
Household Finance Corp.:
4.125% 11/16/09	$7,450,000	$7,192,893
5.875% 2/1/09	730,000	746,039
Household International, Inc. 5.836% 2/15/08	8,550,000	8,691,656
HSBC Finance Corp. 6.75% 5/15/11	1,575,000	1,690,244
		18,320,832
Diversified Financial Services – 1.6%
ILFC E Capital Trust II 6.25% 12/21/65 (a)(e)	1,480,000	1,502,298
JPMorgan Chase & Co. 6.75% 2/1/11	29,515,000	31,612,838
JPMorgan Chase Capital XVII 5.85% 8/1/35	9,075,000	8,978,832
Mizuho Financial Group Cayman Ltd. 5.79%
4/15/14 (a)	10,065,000	10,397,900
Prime Property Funding II 6.25% 5/15/07 (a)	4,795,000	4,864,902
		57,356,770
Insurance – 1.0%
Axis Capital Holdings Ltd. 5.75% 12/1/14	10,145,000	10,147,171
Principal Life Global Funding I 5.125% 6/28/07 (a)	18,600,000	18,602,009
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(e)	9,370,000	9,314,099
		38,063,279
Real Estate 2.8%
Archstone Smith Operating Trust 5.25% 5/1/15	4,285,000	4,225,734
Brandywine Operating Partnership LP 5.625%
12/15/10	5,260,000	5,263,919
CarrAmerica Realty Corp.:
5.25% 11/30/07	4,275,000	4,267,130
5.5% 12/15/10	6,530,000	6,520,061
CenterPoint Properties Trust:
4.75% 8/1/10	2,950,000	2,867,860
5.25% 7/15/11	5,000,000	4,943,350
Colonial Properties Trust:
4.75% 2/1/10	3,325,000	3,238,743
5.5% 10/1/15	14,200,000	13,841,010
Developers Diversified Realty Corp.:
5% 5/3/10	3,280,000	3,231,686
5.25% 4/15/11	1,855,000	1,836,302
EOP Operating LP:
4.65% 10/1/10	2,375,000	2,301,164
6.763% 6/15/07	10,075,000	10,284,399
7.75% 11/15/07	9,645,000	10,103,359

Quarterly Report 4

Nonconvertible Bonds continued
	Principal	Value
	Amount

FINANCIALS – continued
Real Estate continued
Equity Residential 5.125% 3/15/16	$ 3,435,000	$ 3,308,468
iStar Financial, Inc. 5.8% 3/15/11	2,015,000	2,028,055
Mack Cali Realty LP 7.25% 3/15/09	2,800,000	2,953,762
Simon Property Group LP:
4.6% 6/15/10	2,865,000	2,792,951
4.875% 8/15/10	7,325,000	7,223,395
5.1% 6/15/15	4,240,000	4,100,737
5.75% 12/1/15 (a)	3,680,000	3,734,317
Tanger Properties LP 6.15% 11/15/15	6,000,000	6,061,032
		105,127,434
Thrifts & Mortgage Finance – 1.0%
Independence Community Bank Corp.:
3.75% 4/1/14 (e)	2,870,000	2,749,133
4.9% 9/23/10	13,255,000	13,020,612
Residential Capital Corp. 6.375% 6/30/10	5,860,000	5,954,434
Washington Mutual, Inc.:
4.625% 4/1/14	7,830,000	7,363,019
4.8969% 9/17/12 (e)	9,000,000	9,000,054
		38,087,252

TOTAL FINANCIALS		381,687,172

INDUSTRIALS – 1.3%
Aerospace & Defense – 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (a)	1,900,000	1,662,500
7.45% 5/1/34 (a)	7,300,000	6,168,500
		7,831,000
Airlines – 0.8%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	526,618	535,763
6.978% 10/1/12	1,154,065	1,189,787
7.024% 4/15/11	2,545,000	2,609,363
7.858% 4/1/13	10,000,000	10,543,612
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	3,275,000	3,255,430

5 Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

INDUSTRIALS – continued
Airlines – continued
Continental Airlines, Inc. pass thru trust certificates: -
continued
7.056% 3/15/11	$2,000,000	$2,053,605
Delta Air Lines, Inc. pass thru trust certificates 7.57%
11/18/10	11,200,000	11,035,295
		31,222,855
Industrial Conglomerates – 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (a)	3,400,000	3,927,129
Transportation Infrastructure 0.2%
BNSF Funding Trust I 6.613% 12/15/55 (e)	6,385,000	6,646,836

TOTAL INDUSTRIALS		49,627,820

INFORMATION TECHNOLOGY – 0.2%
Semiconductors & Semiconductor Equipment – 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	4,470,000	4,454,328
6.375% 8/3/15	4,405,000	4,379,513
		8,833,841

MATERIALS 0.4%
Metals & Mining – 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375%
11/30/12 (a)	2,620,000	2,817,530
Paper & Forest Products 0.3%
Boise Cascade Corp. 7.68% 3/29/06	9,125,000	9,216,250
International Paper Co. 4.25% 1/15/09	4,000,000	3,882,104
		13,098,354

TOTAL MATERIALS		15,915,884

TELECOMMUNICATION SERVICES – 1.5%
Diversified Telecommunication Services – 1.3%
KT Corp. 5.875% 6/24/14 (a)	3,275,000	3,403,003
Sprint Capital Corp. 8.375% 3/15/12	2,350,000	2,723,563
Telecom Italia Capital:
4% 1/15/10	10,065,000	9,586,389
4.875% 10/1/10	3,235,000	3,171,558
5.25% 11/15/13	2,500,000	2,453,185

Quarterly Report 6

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Verizon Global Funding Corp.:
5.85% 9/15/35	$ 14,490,000	$ 13,963,607
7.25% 12/1/10	7,758,000	8,418,431
Verizon New York, Inc. 6.875% 4/1/12	5,229,000	5,450,866
		49,170,602
Wireless Telecommunication Services – 0.2%
America Movil SA de CV 6.375% 3/1/35	4,960,000	4,892,048

TOTAL TELECOMMUNICATION SERVICES		54,062,650

UTILITIES – 2.8%
Electric Utilities – 2.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	5,994,266
Exelon Corp. 4.9% 6/15/15	11,900,000	11,357,158
Exelon Generation Co. LLC 5.35% 1/15/14	10,500,000	10,468,668
FirstEnergy Corp. 6.45% 11/15/11	1,185,000	1,256,096
Monongahela Power Co. 5% 10/1/06	3,890,000	3,888,024
Oncor Electric Delivery Co. 6.375% 5/1/12	6,200,000	6,537,875
Progress Energy, Inc.:
7.1% 3/1/11	14,835,000	16,005,778
7.75% 3/1/31	12,910,000	15,486,203
TXU Energy Co. LLC 7% 3/15/13	5,930,000	6,319,388
		77,313,456
Independent Power Producers & Energy Traders – 0.3%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,319,603
Duke Energy Corp. 5.625% 11/30/12	3,565,000	3,656,724
PSEG Power LLC 7.75% 4/15/11	4,000,000	4,428,724
		10,405,051
Multi-Utilities – 0.4%
Dominion Resources, Inc.:
4.75% 12/15/10	4,685,000	4,578,627
5.95% 6/15/35	6,270,000	6,120,065
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	3,235,000	3,211,621
		13,910,313

TOTAL UTILITIES		101,628,820

TOTAL NONCONVERTIBLE BONDS
(Cost $749,736,221)		736,087,204

7		Quarterly Report

Investments (Unaudited) continued

U.S. Government and Government Agency Obligations 18.7%
	Principal	Value
	Amount
U.S. Government Agency Obligations 3.8%
Fannie Mae 6.25% 2/1/11	$ 53,700,000	$ 56,713,107
Freddie Mac:
5.25% 11/5/12	51,240,000	50,579,311
5.875% 3/21/11	20,055,000	20,898,092
Government Loan Trusts (assets of Trust guaranteed by
U.S. Government through Agency for International
Development) Series 1-B, 8.5% 4/1/06	393,832	401,957
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates
Series 1996 A:
7.57% 8/1/13	10,040,000	10,060,170
7.63% 8/1/14	995,000	995,989

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		139,648,626
U.S. Treasury Inflation Protected Obligations 5.8%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	31,812,255	33,483,082
3.375% 4/15/32	47,468,214	61,860,366
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	31,542,600	29,995,500
2% 1/15/14	90,233,990	89,734,271

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		215,073,219
U.S. Treasury Obligations – 9.1%
U.S. Treasury Notes 3.875% 7/15/10	216,000,000	211,696,840
U.S. Treasury Notes – principal STRIPS stripped principal
0% 11/15/08	142,180,000	125,522,902

TOTAL U.S. TREASURY OBLIGATIONS		337,219,742

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $692,644,968)		691,941,587

U.S. Government Agency Mortgage Securities 27.3%

Fannie Mae – 24.7%
3.477% 4/1/34 (e)	1,090,817	1,084,008
3.726% 1/1/35 (e)	771,452	760,301
3.752% 10/1/33 (e)	474,902	463,911
3.787% 12/1/34 (e)	137,650	135,823

Quarterly Report	8

U.S. Government Agency Mortgage Securities continued
		Principal	Value
		Amount
Fannie Mae continued
3.793% 6/1/34 (e)		$ 2,199,526	$ 2,119,879
3.82% 6/1/33 (e)		385,184	378,416
3.83% 1/1/35 (e)		497,416	491,154
3.847% 1/1/35 (e)		1,437,438	1,418,997
3.889% 12/1/34 (e)		462,507	461,978
3.906% 10/1/34 (e)		623,559	616,593
3.952% 5/1/34 (e)		172,434	175,018
3.964% 1/1/35 (e)		641,376	635,665
3.968% 5/1/33 (e)		164,287	162,090
3.983% 12/1/34 (e)		3,253,593	3,242,600
3.984% 12/1/34 (e)		628,311	624,590
3.991% 12/1/34 (e)		483,810	480,899
3.993% 1/1/35 (e)		394,317	391,485
4% 6/1/18 to 9/1/19		52,359,209	50,083,922
4.002% 2/1/35 (e)		427,243	423,363
4.023% 12/1/34 (e)		312,911	310,523
4.029% 2/1/35 (e)		435,757	431,382
4.034% 10/1/18 (e)		468,899	460,205
4.037% 1/1/35 (e)		225,595	224,156
4.057% 1/1/35 (e)		420,901	416,051
4.064% 4/1/33 (e)		169,250	168,055
4.066% 12/1/34 (e)		901,229	896,519
4.079% 1/1/35 (e)		866,410	859,949
4.095% 2/1/35 (e)		294,396	292,337
4.099% 2/1/35 (e)		795,431	788,370
4.101% 2/1/35 (e)		296,274	293,683
4.105% 2/1/35 (e)		1,620,959	1,608,425
4.111% 1/1/35 (e)		885,637	876,760
4.12% 11/1/34 (e)		762,550	756,409
4.122% 1/1/35 (e)		1,615,651	1,601,040
4.123% 1/1/35 (e)		889,814	887,090
4.126% 2/1/35 (e)		1,010,299	1,007,586
4.161% 2/1/35 (e)		820,748	813,272
4.176% 11/1/34 (e)		239,964	238,172
4.176% 1/1/35 (e)		1,700,772	1,687,745
4.176% 1/1/35 (e)		745,582	739,404
4.185% 1/1/35 (e)		1,014,903	995,815
4.205% 3/1/34 (e)		432,828	426,579
4.236% 1/1/34 (e)		2,414,809	2,377,075
4.25% 2/1/35 (e)		512,708	502,059
4.254% 1/1/34 (e)		1,480,293	1,456,323

	9		Quarterly Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount
Fannie Mae continued
4.278% 2/1/35 (e)	$ 287,923	$ 285,112
4.288% 8/1/33 (e)	1,004,317	992,819
4.291% 1/1/35 (e)	493,056	487,171
4.299% 3/1/35 (e)	486,512	482,770
4.308% 5/1/35 (e)	694,926	686,977
4.313% 3/1/33 (e)	263,174	258,257
4.327% 12/1/34 (e)	340,754	340,216
4.332% 1/1/35 (e)	565,100	557,227
4.339% 9/1/34 (e)	748,301	741,932
4.348% 1/1/35 (e)	516,520	507,463
4.365% 9/1/34 (e)	1,828,265	1,814,197
4.367% 2/1/34 (e)	1,196,373	1,178,458
4.374% 4/1/35 (e)	303,866	299,636
4.394% 2/1/35 (e)	768,955	755,188
4.406% 10/1/34 (e)	2,907,589	2,867,302
4.409% 5/1/35 (e)	1,440,026	1,424,126
4.442% 10/1/34 (e)	2,632,265	2,633,270
4.445% 3/1/35 (e)	702,771	691,647
4.447% 4/1/34 (e)	769,574	765,974
4.467% 8/1/34 (e)	1,562,094	1,544,142
4.48% 1/1/35 (e)	755,307	751,902
4.481% 5/1/35 (e)	505,208	498,146
4.497% 3/1/35 (e)	1,600,365	1,574,441
4.5% 5/1/18 to 5/1/35	130,405,042	126,077,712
4.5% 1/1/21 to 1/1/36 (b)	125,000,000	119,281,250
4.52% 8/1/34 (e)	1,101,568	1,108,474
4.522% 3/1/35 (e)	1,469,705	1,448,602
4.545% 2/1/35 (e)	3,338,338	3,321,560
4.545% 7/1/35 (e)	1,752,072	1,739,115
4.55% 2/1/35 (e)	514,598	510,218
4.56% 2/1/35 (e)	340,167	338,397
4.584% 2/1/35 (e)	4,761,914	4,705,902
4.607% 2/1/35 (e)	1,546,834	1,530,085
4.642% 11/1/34 (e)	1,633,223	1,621,854
4.674% 11/1/34 (e)	1,761,697	1,748,644
4.695% 3/1/35 (e)	4,180,402	4,165,324
4.72% 7/1/35 (e)	4,606,959	4,519,533
4.722% 3/1/35 (e)	838,354	831,148
4.729% 7/1/34 (e)	1,468,072	1,457,632
4.803% 12/1/34 (e)	1,335,275	1,331,620
4.816% 12/1/32 (e)	706,987	706,759

Quarterly Report	10

U.S. Government Agency Mortgage Securities continued
		Principal	Value
		Amount
Fannie Mae continued
4.838% 12/1/34 (e)		$ 520,642	$ 519,282
5% 2/1/18 to 6/1/34		60,474,333	59,809,391
5% 1/1/36 (b)		145,443,747	140,944,081
5.103% 9/1/34 (e)		581,412	582,134
5.111% 5/1/35 (e)		3,343,646	3,361,851
5.199% 6/1/35 (e)		2,437,174	2,447,615
5.5% 2/1/11 to 10/1/34		81,148,224	81,048,043
5.5% 1/1/36 (b)		72,512,048	71,809,588
6% 6/1/13 to 1/1/34		35,394,433	35,857,077
6% 1/1/36 (b)		30,000,000	30,281,250
6.5% 2/1/12 to 5/1/34		53,264,900	54,785,538
6.5% 1/1/36 (b)		18,289,984	18,764,380
7% 1/1/07 to 2/1/33		16,108,146	16,810,046
7% 1/1/21 (b)		3,757,832	3,864,695
7.5% 10/1/09 to 11/1/31		6,604,520	6,926,978
8% 6/1/10 to 6/1/29		7,161	7,438
11.5% 11/1/15		39,265	43,465

TOTAL FANNIE MAE			911,710,730
Freddie Mac – 1.5%
4% 9/1/20		9,925,413	9,459,977
4.056% 12/1/34 (e)		504,463	498,999
4.103% 12/1/34 (e)		759,102	748,644
4.188% 1/1/35 (e)		791,140	780,769
4.269% 3/1/35 (e)		702,774	697,135
4.3% 5/1/35 (e)		1,195,487	1,185,349
4.307% 12/1/34 (e)		719,245	706,336
4.331% 1/1/35 (e)		1,757,846	1,738,204
4.364% 3/1/35 (e)		1,081,640	1,060,683
4.39% 2/1/35 (e)		1,407,284	1,394,090
4.445% 3/1/35 (e)		713,831	700,502
4.447% 2/1/34 (e)		768,598	759,224
4.468% 6/1/35 (e)		1,063,272	1,048,922
4.481% 3/1/35 (e)		1,950,261	1,913,785
4.489% 3/1/35 (e)		791,083	777,393
4.49% 3/1/35 (e)		4,755,071	4,690,803
4.5% 5/1/19		1,598,583	1,557,951
4.552% 2/1/35 (e)		1,127,550	1,112,805
5% 11/1/33		639,910	621,745
5.017% 4/1/35 (e)		3,858,401	3,853,098
5.285% 8/1/33 (e)		317,706	321,535

	11		Quarterly Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount
Freddie Mac continued
5.5% 12/1/24 to 4/1/25	$ 9,386,325	$ 9,378,576
6% 10/1/23 to 5/1/33	8,089,610	8,192,592
7.5% 11/1/16 to 6/1/32	3,264,380	3,432,541
8% 7/1/25 to 10/1/27	81,770	87,390
8.5% 2/1/19 to 8/1/22	15,993	17,306
12% 11/1/19	17,884	19,596

TOTAL FREDDIE MAC		56,755,950
Government National Mortgage Association 1.1%
6% 6/15/08 to 9/15/10	2,514,269	2,569,394
6.5% 12/15/07 to 12/15/32	17,435,590	18,154,243
7% 6/15/24 to 12/15/33	13,694,607	14,382,587
7.5% 3/15/22 to 8/15/28	3,770,660	3,981,780
8% 4/15/24 to 12/15/25	186,845	200,231
8.5% 8/15/29 to 11/15/31	592,267	639,601

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		39,927,836

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $1,012,933,342)	1,008,394,516

Asset Backed Securities 4.1%

Accredited Mortgage Loan Trust Series 2003-2
Class A1, 4.23% 10/25/33	2,683,325	2,624,029
ACE Securities Corp. Series 2004-OP1:
Class M1, 4.8988% 4/25/34 (e)	2,390,000	2,392,336
Class M2, 5.4288% 4/25/34 (e)	3,375,000	3,420,353
Aircraft Lease Securitization Ltd. Series 2005-1
Class C1, 8.0813% 9/9/30 (a)(e)	903,321	912,354
Ameriquest Mortgage Securities, Inc. Series 2003-3
Class M1, 5.1788% 3/25/33 (e)	4,050,000	4,069,063
Amortizing Residential Collateral Trust Series 2002-BC7
Class M1, 4.9913% 10/25/32 (e)	18,293,000	18,344,458
Argent Securities, Inc. Series 2003-W3 Class M2,
6.1788% 9/25/33 (e)	5,400,000	5,549,310
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 5.2694% 4/15/33 (e)	4,147,143	4,164,991
Series 2004-HE2 Class M1, 4.9288% 4/25/34 (e)	3,320,000	3,332,918

Quarterly Report

12

Asset Backed Securities continued
	Principal	Value
	Amount
Bayview Financial Asset Trust Series 2003-F Class A,
4.8788% 9/28/43 (e)	$ 6,504,697	$ 6,517,537
Capital Auto Receivables Asset Trust Series 2004-2
Class A2, 3.35% 2/15/08	4,890,000	4,827,604
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.5394% 2/17/09 (e)	7,735,000	7,754,116
Series 2003-B2 Class B2, 3.5% 2/17/09	4,070,000	4,053,522
Cendant Timeshare Receivables Funding LLC Series
2005-1A Class A1, 4.67% 5/20/17 (a)	2,642,642	2,615,417
Chase Credit Card Master Trust Series 2003-6 Class B,
4.7194% 2/15/11 (e)	4,870,000	4,902,578
Countrywide Home Loans, Inc. Series 2002 6 Class AV1,
4.8088% 5/25/33 (e)	1,254,901	1,257,935
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp.
Series 2003-1A Class C, 6.667% 6/28/38 (a)	4,725,000	4,843,125
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	2,706,000	2,635,320
Class C, 5.074% 6/15/35 (a)	2,457,000	2,398,601
Fieldstone Mortgage Investment Corp. Series 2004-2
Class M2, 5.5288% 7/25/34 (e)	5,110,000	5,109,956
First USA Secured Note Trust Series 2001-3 Class C,
5.42% 11/19/08 (a)(e)	6,360,000	6,369,941
Fremont Home Loan Trust Series 2005-A:
Class M1, 4.8088% 1/25/35 (e)	900,000	903,024
Class M2, 4.8388% 1/25/35 (e)	1,300,000	1,301,271
Class M3, 4.8688% 1/25/35 (e)	700,000	701,734
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.7588% 8/25/33 (e)	60,089	60,284
Class M1, 5.2588% 8/25/33 (e)	1,780,000	1,799,684
Series 2003-4:
Class M1, 4.4413% 10/25/33 (e)	215,000	216,105
Class M2, 5.5413% 10/25/33 (e)	255,000	257,428
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.83% 1/20/35 (e)	1,243,701	1,243,818
Class M2, 4.86% 1/20/35 (e)	932,776	933,066
Long Beach Mortgage Loan Trust Series 2003-3
Class M1, 5.1288% 7/25/33 (e)	5,250,000	5,275,351
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.7444% 10/15/08 (e)	3,400,000	3,402,126
Series 2001-B2 Class B2, 4.7294% 1/15/09 (e)	3,400,000	3,403,247
Series 2002-B2 Class B2, 4.7494% 10/15/09 (e)	3,400,000	3,411,634

13		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.4788% 12/27/32 (e)	$ 1,010,000	$ 1,022,054
Series 2003-NC6 Class M2, 6.3288% 6/27/33 (e)	8,680,000	8,872,235
Series 2004-NC2 Class M1, 4.9288% 12/25/33 (e)	1,410,000	1,415,742
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M2, 5.7788% 2/25/32 (e)	328,808	329,152
Series 2002-NC3 Class M1, 5.0988% 8/25/32 (e)	815,000	817,643
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	5,150,000	2,554,480
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	2,300,000	548,586
Onyx Acceptance Owner Trust Series 2005-A Class A3,
3.69% 5/15/09	2,265,000	2,235,429
Residential Asset Mortgage Products, Inc. Series
2003 RZ2 Class A1, 3.6% 4/25/33	1,375,708	1,335,313
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-UP1 Class A, 3.45% 4/25/32 (a)	1,417,981	1,357,273
Saxon Asset Securities Trust Series 2004-1 Class M1,
4.9088% 3/25/35 (e)	2,395,000	2,397,908
Specialty Underwriting & Residential Finance Series
2003-BC4 Class M1, 4.9788% 11/25/34 (e)	985,000	989,947
Structured Asset Securities Corp. Series 2004-GEL1
Class A, 4.7388% 2/25/34 (e)	376,845	376,842
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 5.5694% 6/15/10 (e)	3,540,000	3,546,872
Whinstone Capital Management Ltd. Series 1A Class B3,
5.25% 10/25/44 (a)(e)	3,320,000	3,319,336
TOTAL ASSET BACKED SECURITIES
(Cost $151,618,672)		152,123,048

Collateralized Mortgage Obligations 8.5%

Private Sponsor 3.3%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 4.7788% 1/25/34 (e)	1,976,669	1,980,327
Series 2005-1 Class 5A2, 4.7088% 5/25/35 (e)	3,934,181	3,920,826
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.1357% 8/25/35 (e)	5,454,488	5,443,842
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1,
4.6588% 1/25/35 (e)	6,985,719	6,985,719
Granite Master Issuer PLC floater Series 2005-2
Class M1, 4.61% 12/20/54 (e)	7,000,000	6,997,900
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	710,917	709,806

Quarterly Report 14

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 4.7688% 3/25/28 (e)	$ 4,233,260	$ 4,255,621
Series 2004-E Class A2B, 4.45% 11/25/29 (e)	3,356,637	3,351,601
Series 2004-G Class A2, 5.01% 11/25/29 (e)	2,201,924	2,203,637
Series 2005-B Class A2, 4.79% 7/25/30 (e)	3,611,640	3,609,273
Series 2003-E Class XA1, 0.8826% 10/25/28 (e)(g) .	19,432,489	185,899
Series 2003-G Class XA1, 1% 1/25/29 (g)	17,200,825	161,934
Series 2003-H Class XA1, 1% 1/25/29 (a)(g)	15,223,163	166,814
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.6688% 7/25/35 (e)	7,022,646	7,026,761
Residential Asset Mortgage Products, Inc. sequential pay
Series 2003-SL1 Class A31, 7.125% 4/25/31	2,112,331	2,133,974
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-CB1:
Class B3, 5.81% 6/10/35 (a)(e)	1,702,454	1,731,183
Class B4, 6.01% 6/10/35 (a)(e)	1,520,731	1,548,295
Class B5, 6.61% 6/10/35 (a)(e)	1,032,950	1,054,900
Class B6, 7.11% 6/10/35 (a)(e)	621,683	636,448
Sequoia Mortgage Funding Trust Series 2003-A
Class AX1, 0.8% 10/21/08 (a)(g)	59,967,585	383,966
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 4.9569% 1/20/35 (e)	7,622,922	7,631,829
Series 2004-4 Class A, 4.62% 5/20/34 (e)	4,229,175	4,225,359
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.6888% 7/25/35 (e)	9,200,616	9,187,658
Thornburg Mortgage Securities Trust floater Series
2005-3:
Class A2, 4.6188% 10/25/35 (e)	3,438,073	3,438,073
Class A4, 4.6488% 10/25/35 (e)	8,847,579	8,847,579
WAMU Mortgage pass thru certificates Series
2005-AR19 Class A1C1, 4.56% 12/25/45 (e)	8,765,000	8,765,000
Washington Mutual Mortgage Securities Corp.
sequential pay Series 2003-MS9 Class 2A1, 7.5%
12/25/33	573,683	586,627
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1101% 6/25/35 (e)	7,116,895	6,986,541
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	13,383,260	13,144,479
Series 2005-AR9 Class 2A1, 4.3624% 5/25/35 (e)	4,387,019	4,329,788

TOTAL PRIVATE SPONSOR		121,631,659

15 Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency 5.2%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	$10,275,000	$10,667,728
Series 1999-57 Class PH, 6.5% 12/25/29	8,478,000	8,760,211
Fannie Mae Grantor Trust Series 2005-90 Class FG,
4.6288% 10/25/35 (e)	14,857,350	14,821,489
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	511,896	514,297
Series 2002-64 Class PC, 5.5% 12/25/26	2,014,230	2,014,482
Series 2003-81 Class MX, 3.5% 3/25/24	28,965,000	28,299,506
Series 2005-49 Class TH, 5.5% 6/25/25	14,000,000	14,057,397
Freddie Mac Multi-class participation certificates
guaranteed:
planned amortization class:
Series 2498 Class PD, 5.5% 2/15/16	2,297,523	2,308,502
Series 2543 CLass PM, 5.5% 8/15/18	3,895,151	3,911,060
Series 2614 Class TD, 3.5% 5/15/16	5,000,000	4,770,442
Series 2665 Class PB, 3.5% 6/15/23	1,035,000	1,012,006
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,268,263
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,729,825
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	16,399,065
Class EG, 4.5% 4/15/19	13,500,000	12,916,723
Series 2775 Class OC, 4.5% 12/15/15	20,429,000	20,074,606
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,302,513
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	9,639,647
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,313,174
sequential pay Series 2750 Class ZT, 5% 2/15/34	4,010,594	3,584,246
Series 2695 Class GC, 4.5% 11/15/18	4,015,000	3,918,905
Series 2881 Class TC, 5% 6/15/28	14,582,000	14,454,144
Series 2964 Class AL, 4.5% 4/15/25	6,426,285	5,786,920

TOTAL U.S. GOVERNMENT AGENCY		192,525,151

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $313,975,501)		314,156,810

Commercial Mortgage Securities 7.1%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1%
8/13/29	325,119	330,736

Quarterly Report 16

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Asset Securitization Corp.: – continued
Series 1997-D5 Class PS1, 1.7275% 2/14/43 (e)(g) .	$ 59,897,387	$ 2,746,720
Banc of America Commercial Mortgage, Inc. Series
2005-3 Series A3B, 5.09% 7/10/43 (e)	10,415,000	10,329,206
Banc of America Large Loan, Inc. floater Series
2003 BBA2:
Class A3, 4.6894% 11/15/15 (a)(e)	2,715,000	2,717,135
Class C, 4.8394% 11/15/15 (a)(e)	555,000	556,454
Class D, 4.9194% 11/15/15 (a)(e)	870,000	874,635
Class F, 5.2694% 11/15/15 (a)(e)	620,000	622,641
Class H, 5.7694% 11/15/15 (a)(e)	555,000	559,101
Class J, 6.3194% 11/15/15 (a)(e)	580,000	586,003
Class K, 6.72% 11/15/15 (a)(e)	520,000	516,030
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(e)	3,823,870	3,869,298
Series 2004-2 Class A, 4.8088% 8/25/34 (a)(e)	3,756,919	3,765,147
Series 2004-3:
Class A2, 4.7988% 1/25/35 (a)(e)	588,766	588,950
Class M1, 4.8788% 1/25/35 (a)(e)	651,265	652,146
Class M2, 5.3788% 1/25/35 (a)(e)	407,607	410,031
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2004 ESA:
Class C, 4.937% 5/14/16 (a)	2,395,000	2,389,265
Class D, 4.986% 5/14/16 (a)	875,000	874,232
Class E, 5.064% 5/14/16 (a)	2,705,000	2,709,160
Class F, 5.182% 5/14/16 (a)	650,000	651,205
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,840,633
Class F, 7.734% 1/15/32	920,000	994,119
Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(e) .	2,080,000	2,198,318
COMM floater Series 2002-FL7 Class D, 4.9394%
11/15/14 (a)(e)	34,286	34,388
Commercial Mortgage pass thru certificates floater
Series 2004-CNL:
Class D, 5.0094% 9/15/14 (a)(e)	350,000	350,083
Class E, 5.0694% 9/15/14 (a)(e)	480,000	480,249
Class F, 5.1694% 9/15/14 (a)(e)	375,000	375,155
Class G, 5.3494% 9/15/14 (a)(e)	860,000	860,263
Class H, 5.4494% 9/15/14 (a)(e)	915,000	915,280
Class J, 5.9694% 9/15/14 (a)(e)	310,000	310,640
Class K, 6.3694% 9/15/14 (a)(e)	495,000	495,671
Class L, 6.5694% 9/15/14 (a)(e)	400,000	399,897

17		Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
		Principal	Value
		Amount
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40		$619,541	$637,919
Series 2003-C4 Class A3, 4.7% 8/15/36 (e)		320,000	314,385
Series 1997-C2 Class D, 7.27% 1/17/35		14,470,000	15,249,616
Series 1998-C1 Class D, 7.17% 5/17/40		2,205,000	2,385,907
Series 2003-C3 Class ASP, 1.997% 5/15/38 (a)(e)(g)		62,949,009	3,472,765
Series 2004-C1 Class ASP, 1.1065%
1/15/37 (a)(e)(g)		41,505,216	1,347,346
Deutsche Mortgage & Asset Receiving Corp. sequential
pay Series 1998-C1 Class D, 7.231% 6/15/31		13,185,000	13,787,191
DLJ Commercial Mortgage Corp. sequential pay Series
1999 CG2 Class A1A, 6.88% 6/10/32		4,486,970	4,536,068
Equitable Life Assurance Society of the United States
Series 174:
Class B1, 7.33% 5/15/06 (a)		11,400,000	11,491,468
Class C1, 7.52% 5/15/06 (a)		8,700,000	8,771,807
Class D1, 7.77% 5/15/06 (a)		6,800,000	6,846,108
First Union National Bank Chase Manhattan Bank
Commercial Mortgage Trust Series 1999-C2 Class C,
6.944% 6/15/31		6,700,000	7,060,820
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay:
Series 2002-26 Class C, 5.9905% 2/16/24 (e)		5,850,000	6,001,779
Series 2002-35 Class C, 5.8916% 10/16/23 (e)		795,000	817,517
Series 2003-87 Class C, 5.2465% 8/16/32 (e)		5,000,000	5,034,331
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227%
10/16/27		6,609,397	6,444,199
Series 2003-47 Class XA, 0.0201% 6/16/43 (e)(g)		17,198,552	917,486
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566%
4/15/29		2,609,485	2,669,940
Series 2004-C3 Class X2, 0.9031% 12/10/41 (e)(g) .		6,671,993	182,103
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	.	6,715,000	6,613,436
Series 2003-C1 Class XP, 2.2974% 7/5/35 (a)(e)(g)	.	31,867,475	2,032,938
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31		6,070,000	6,253,577
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)		5,835,000	6,241,495
Series 1998-GLII Class E, 7.1906% 4/13/31 (e)		4,103,000	4,252,192
Hilton Hotel Pool Trust Series 2000-HLTA Class D,
7.555% 10/3/15 (a)		3,200,000	3,428,088

Quarterly Report 18

Commercial Mortgage Securities continued
	Principal	Value
	Amount
J.P. Morgan Commercial Mortgage Finance Corp.
sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30	$ 7,899,965	$ 8,084,321
Series 1999-C7 Class A2, 6.507% 10/15/35	5,361,245	5,527,622
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30	800,000	822,401
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	4,080,882
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20	13,742,130	14,005,704
Series 2003-C5 Class A2, 3.478% 7/15/27	1,000,000	965,021
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A
Class C, 4.13% 11/20/37 (a)	5,900,000	5,322,302
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21%
11/15/31	1,530,281	1,569,154
Series 1999-RM1 Class E, 7.2041% 12/15/31 (e)	824,000	867,520
Morgan Stanley Dean Witter Capital I Trust Series
2003-HQ2 Class X2, 1.5871% 3/12/35 (a)(e)(g)	35,142,760	1,850,491
Salomon Brothers Mortgage Securities VII, Inc.
sequential pay Series 2000-C3 Class A2, 6.592%
12/18/33	5,060,000	5,339,679
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602%
11/15/07 (a)	12,680,000	13,032,993
Series 1:
Class D2, 6.992% 11/15/07 (a)	13,890,000	14,289,601
Class E2, 7.224% 11/15/07 (a)	8,260,000	8,552,549
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (a)	1,000,000	1,069,183
Class E3, 7.253% 3/15/13 (a)	5,725,000	5,863,246
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $264,900,604)		263,035,941

Municipal Securities 2.4%

Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/43 (FSA
Insured)	6,600,000	6,779,586
Chicago Board of Ed. Series A:
5.5% 12/1/25 (AMBAC Insured)	600,000	696,504
5.5% 12/1/26 (AMBAC Insured)	3,590,000	4,180,052
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005
A, 5% 6/1/35 (MBIA Insured)	4,300,000	4,513,710

19 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Golden State Tobacco Securitization Corp. Series A, 5%
6/1/38 (FGIC Insured)	$ 5,650,000	$ 5,852,609
Keller Independent School District 5% 8/15/30	9,565,000	9,941,957
Massachusetts School Bldg. Auth. Dedicated Sales Tax
Rev. Series A, 5% 8/15/30 (FSA Insured)	10,250,000	10,760,143
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5%
1/1/29 (FGIC Insured)	2,300,000	2,700,476
Miami-Dade County Gen. Oblig. (Bldg. Better
Communities Prog.) 5% 7/1/33 (FGIC Insured)	4,500,000	4,714,695
New Jersey Econ. Dev. Auth. Rev. Series N1, 5.5%
9/1/24 (AMBAC Insured)	4,250,000	4,977,600
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys.
Rev. Series 2005 A, 5% 6/15/39	7,500,000	7,774,050
New York State Dorm. Auth. Revs. Series B, 5.5%
3/15/25 (AMBAC Insured)	4,740,000	5,525,560
North East Texas Independent School District 5% 8/1/33	4,400,000	4,554,880
Phoenix Civic Impt. Corp. Excise Tax Rev. (Civic Plaza
Expansion Proj.) Series A, 5% 7/1/41 (FGIC Insured)	4,400,000	4,592,544
Univ. of Virginia Univ. Revs. 5% 6/1/37	1,300,000	1,363,583
Utah Trans. Auth. Sales Tax Rev. Series A, 5% 6/15/32
(FSA Insured)	7,750,000	8,006,680
TOTAL MUNICIPAL SECURITIES
(Cost $86,780,245)		86,934,629

Foreign Government and Government Agency Obligations 1.3%

Israeli State 4.625% 6/15/13	5,305,000	5,116,009
United Mexican States:
5.875% 1/15/14	3,690,000	3,819,150
6.75% 9/27/34	15,845,000	17,330,469
7.5% 4/8/33	18,650,000	22,081,600
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $42,636,197)		48,347,228

Fixed Income Funds 15.0%
	Shares
Fidelity Ultra-Short Central Fund (f)
(Cost $553,024,594)	5,557,547	552,753,625

Quarterly Report 20

Cash Equivalents 5.6%

		Maturity	Value
		Amount

Investments in repurchase agreements (Collateralized by
U.S. Government Obligations), in a joint trading account
at 4.28%, dated 12/30/05 due 1/3/06
(Cost $208,863,000)		$ 208,962,386	$ 208,863,000

TOTAL INVESTMENT PORTFOLIO 109.9%
(Cost $4,077,113,344)		4,062,637,588

NET OTHER ASSETS – (9.9)%			(365,681,664)

NET ASSETS 100%		$3,696,955,924

Swap Agreements

	Expiration	Notional
	Date	Amount

Credit Default Swaps
Receive quarterly a fixed rate of .45%
multiplied by the notional amount and pay
to Goldman Sachs, upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 5, par value
of the proportional notional amount (d)	Dec. 2010	$21,000,000	(1,890)
Receive quarterly a fixed rate of .45%
multiplied by the notional amount and pay
to Lehman Brothers, Inc., upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 5, par value of
the proportional notional amount (d)	Dec. 2010	33,200,000	(2,988)
Receive quarterly a fixed rate of .7%
multiplied by the notional amount and pay
to JPMorgan Chase, Inc., upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 3, par value of
the proportional notional amount (c)	March 2015	39,680,000	121,818
Receive quarterly notional amount multiplied
by .31% and pay Goldman Sachs upon
default event of SBC Communications, Inc.,
par value of the notional amount of SBC
Communications, Inc. 5.875% 8/15/12	Sept. 2010	7,500,000	3,975

	21		Quarterly Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive quarterly notional amount multiplied
by .35% and pay Goldman Sachs upon
default event of Southern California Edison
Co., par value of the notional amount of
Southern California Edison Co. 7.625%
1/15/10	Sept. 2010	$3,700,000	$1,221
Receive quarterly notional amount multiplied
by .39% and pay JPMorgan Chase, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 4.625% 5/1/13	June 2010	3,750,000	32,025
Receive quarterly notional amount multiplied
by .405% and pay Deutsche Bank upon
default event of Sempra Energy, par value
of the notional amount of Sempra Energy
6% 2/1/13	Sept. 2010	5,800,000	812
Receive quarterly notional amount multiplied
by .41% and pay Deutsche Bank upon
default event of Sempra Energy, par value
of the notional amount of Sempra Energy
6% 2/1/13	Sept. 2010	5,800,000	2,030
Receive quarterly notional amount multiplied
by .43% and pay Lehman Brothers, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 6.25% 2/1/11	June 2010	15,000,000	152,550
Receive quarterly notional amount multiplied
by .48% and pay Goldman Sachs upon
default event of TXU Energy Co. LLC, par
value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Sept. 2008	10,000,000	11,300
Receive quarterly notional amount multiplied
by .48% and pay JPMorgan Chase, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 4.625% 5/1/13	June 2010	5,000,000	61,000
Receive monthly notional amount multiplied
by .82% and pay UBS upon default event
of Morgan Stanley ABS Capital I, Inc., par
value of the notional amount of Morgan
Stanley ABS Capital I, Inc. Series
2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	1,026,000	417

Quarterly Report	22

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by .85% and pay UBS upon default event
of Ameriquest Mortgage Securities, Inc.,
par value of the notional amount of
Ameriquest Mortgage Securities, Inc.
Series 2004-R9 Class M5, 5.5913%
10/25/34	Nov. 2034	$1,026,000	$646
Receive monthly notional amount multiplied
by .85% and pay UBS upon default event
of Morgan Stanley ABS Capital I, Inc., par
value of the notional amount of Morgan
Stanley ABS Capital I, Inc. Series
2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	1,026,000	671
Receive monthly notional amount multiplied
by 1.6% and pay Morgan Stanley, Inc.
upon default event of Park Place Securities,
Inc., par value of the notional amount of
Park Place Securities, Inc. Series
2005-WHQ2 Class M7, 5.4413%
5/25/35	June 2035	940,000	4,201
Receive monthly notional amount multiplied
by 1.65% and par Goldman Sachs upon
default event of Fieldstone Mortgage
Investment Corp., par value of the notional
amount of Fieldstone Mortgage Investment
Corp. Series 2004-2 Class M5, 6.3413%
7/25/34	August 2034	778,000	(21)
Receive monthly notional amount multiplied
by 1.66% and pay Morgan Stanley, Inc.
upon default event of Park Place Securities,
Inc., par value of the notional amount of
Park Place Securities, Inc. Series
2005-WHQ2 Class M7, 5.4413%
5/25/35	June 2035	1,026,000	6,403
Receive monthly notional amount multiplied
by 2.54% and pay Merrill Lynch upon
default event of Countrywide Home Loans,
Inc., par value of the notional amount of
Countrywide Home Loans, Inc. Series
2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	1,026,000	1,478
Receive monthly notional amount multiplied
by 2.61% and pay Goldman Sachs upon
default event of Fremont Home Loan Trust,
par value of the notional amount of
Fremont Home Loan Trust Series 2004-1
Class M9, 7.0413% 1/25/34	Feb. 2034	778,000	(320)

	23		Quarterly Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by 2.61% and pay Goldman Sachs upon
default event of Fremont Home Loan Trust,
par value of the notional amount of
Fremont Home Loan Trust Series 2004-A
Class B3, 7.3913% 2/25/34	March 2034	$779,000	$(6)
Receive monthly notional amount multiplied
by 2.79% and pay Merrill Lynch, Inc. upon
default event of New Century Home Equity
Loan Trust, par value of the notional
amount of New Century Home Equity Loan
Trust Series 2004-4 Class M9, 7.0788%
2/25/35	March 2035	2,555,000	(5,727)
Receive monthly notional amount multiplied
by 3.05% and pay Merrill Lynch upon
default event of Morgan Stanley ABS
Capital I, Inc., par value of the
proportional notional amount of Morgan
Stanley ABS Capital I, Inc. Series
2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	1,100,000	(5,667)
Receive monthly notional amount multiplied
by 3.3% and pay to Morgan Stanley, Inc.
upon each default event of Ameriquest
Mortgage Securities, Inc., par value of the
notional amount of Ameriquest Mortgage
Securities, Inc. Series 2004-R11 Class M9,
7.6913% 11/25/34	Dec. 2034	1,160,000	7,414
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley ABS
Capital I, Inc., par value of the notional
amount of Morgan Stanley ABS Capital I,
Inc. Series 2004-HE8 Class B3, 7.3913%
9/25/34	Oct. 2034	1,026,000	9,560
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon each default event of Morgan
Stanley ABS Capital I, Inc., par value of
the notional amount of Morgan Stanley
ABS Capital I, Inc. Series 2004-HE7
Class B3, 7.6913% 8/25/34	Sept. 2034	1,026,000	9,468

Quarterly Report	24

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon each default event of Morgan
Stanley ABS Capital I, Inc., par value of
the notional anount of Morgan Stanley
ABS Capital I, Inc. Series 2004-NC7
Class B3, 7.6913% 7/25/34	August 2034	$1,026,000	$8,868
Receive monthly notional amount multiplied
by 5% and pay Deutsche Bank upon
default event of MASTR Asset Backed
Securities Trust, par value of the notional
amount of MASTR Asset Backed Securities
Trust Series 2003-NC1 Class M6,
8.1913% 4/25/33	May 2033	1,026,000	(1,754)

TOTAL CREDIT DEFAULT SWAPS		167,754,000	417,484
Interest Rate Swaps
Receive quarterly a fixed rate equal to
4.68125% and pay quarterly a floating
rate based on 3-month LIBOR with
Citibank	Jan. 2007	125,000,000	(125,000)
Receive semi-annually a fixed rate equal to
4.921% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	Dec. 2008	98,500,000	244,280

TOTAL INTEREST RATE SWAPS		223,500,000	119,280

	25		Quarterly Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swaps
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 40
basis points with Bank of America	March 2006	$12,600,000	$178,925
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 20 basis points with
Goldman Sachs	April 2006	62,000,000	604,729
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Citibank	Oct. 2006	20,000,000	209,011
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Deutsche
Bank	April 2006	12,500,000	137,821
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a return based on 1-month LIBOR
minus 50 basis points with Citibank	Jan. 2006	30,000,000	323,979
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 20 basis points with
Lehman Brothers, Inc.	March 2006	70,000,000	364,893
Receive monthly a return equal to Lehman
Brothers Commercial Mortgage Backed
Securities AAA Daily Index and pay
monthly a floating rate based on 1-month
LIBOR minus 10 basis points with Citibank	March 2006	20,045,000	98,605

Quarterly Report	26

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swaps continued
Receive monthly a return equal to Lehman
Brothers U.S. ABS Floating Rate AA Home
Equity Index and pay monthly a floating
rate based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	$30,000,000	$(3,404)
Receive quarterly a return equal to Bank of
America Securities LLC AAA 10Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 30
basis points with Bank of America	May 2006	14,000,000	133,139

TOTAL TOTAL RETURN SWAPS		271,145,000	2,047,698

		$662,399,000	$2,584,462

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $278,075,360
or 7.5% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Dow Jones CDX N.A. Investment Grade
3 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(d) Dow Jones CDX N.A. Investment Grade
5 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(e) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(f) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available at fidelity.com. In
addition, a copy of each fixed-income
central fund’s financial statements is
available on the EDGAR Database on
the SEC’s web site www.sec.gov.

(g) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

27 Quarterly Report

Investments (Unaudited) continued

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Ultra-Short Central Fund	$5,923,351

Additional information regarding the fund’s purchases and sales, including the ownership percentage, of the following fixed income Central Funds during the period is as follows:

	Value,			Value,	% ownership,
	beginning of		Sales	end of	end of
Fund	period	Purchases	Proceeds	period	period
Fidelity Ultra Short
Central Fund	$471,904,052	$81,000,013	$—	$552,753,625	7.8%

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $4,074,176,785. Net unrealized depreciation aggregated $11,539,197, of which $32,316,958 related to appreciated investment securities and $43,856,155 related to depreciated investment securities.

Quarterly Report 28

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

29 Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	February 17, 2006